UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2016

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2016

Annual Report

Deutsche Investments VIT Funds

Deutsche Small Cap Index VIP

Contents

3 Performance Summary

4 Management Summary

4 Portfolio Summary

6 Investment Portfolio

42 Statement of Assets and Liabilities

43 Statement of Operations

43 Statements of Changes in Net Assets

45 Financial Highlights

46 Notes to Financial Statements

51 Report of Independent Registered Public Accounting Firm

52 Information About Your Fund's Expenses

53 Tax Information

53 Proxy Voting

54 Advisory Agreement and Sub-Advisory Agreement Board Considerations and Fee Evaluation

57 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2016 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 0.54% and 0.79% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment
■ Deutsche Small Cap Index VIP — Class A ■ Russell 2000® Index

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2016)
Deutsche Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,103	$12,094	$19,491	$19,263
	Average annual total return	21.03%	6.54%	14.28%	6.78%
Russell 2000 Index	Growth of $10,000	$12,131	$12,163	$19,645	$19,793
	Average annual total return	21.31%	6.74%	14.46%	7.07%
Deutsche Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$12,071	$11,999	$19,230	$18,776
	Average annual total return	20.71%	6.26%	13.97%	6.50%
Russell 2000 Index	Growth of $10,000	$12,131	$12,163	$19,645	$19,793
	Average annual total return	21.31%	6.74%	14.46%	7.07%

The growth of $10,000 is cumulative.

Management Summary December 31, 2016 (Unaudited)

For the 12 months ended December 31, 2016, the Fund returned 21.03% (Class A shares, unadjusted for contract charges), compared with the 21.31% return of the Russell 2000® Index.1

The 12-month period began on a negative note, with China’s accelerated yuan depreciation rekindling worries regarding capital outflows and weaker growth there. Investor anxiety further dampened enthusiasm in January and February amid concerns regarding anemic fourth-quarter U.S. GDP growth, stemming from slower auto sales. However, the market staged a solid rally beginning on February 12 after China’s economic growth and currency outlook improved, oil prices rallied almost 50%, and enthusiasm built regarding an oil supply "freeze" proposal between several oil-producing countries. Equity markets then rallied through much of the spring and summer as better-than-expected economic data improved investor sentiment. In the fall of 2016, markets demonstrated anxiety leading up to the November presidential election, then rallied strongly post-election as investors were energized by the prospects for above-trend economic growth, lower corporate taxes and reduced regulation under a Republican-controlled federal government. In December, the U.S. Federal Reserve Board (the Fed) raised short-term interest rates as anticipated and projected additional rate increases in 2017 due to concerns that an acceleration in U.S. economic growth might lead to higher inflation.

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as "optimization." This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics closely match those of the securities in the Russell 2000 Index without purchasing all of the stocks in the index. Going forward, we will continue to seek returns that approximate those of the index.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future fund holdings are subject to risk.

1 The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/16	12/31/15

Common Stocks	98%	97%
Cash Equivalents	2%	3%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks, Rights and Warrants)	12/31/16	12/31/15

Financials	20%	17%
Information Technology	17%	18%
Industrials	14%	12%
Consumer Discretionary	12%	13%
Health Care	12%	17%
Real Estate	8%	9%
Materials	5%	4%
Energy	4%	2%
Utilities	4%	4%
Consumer Staples	3%	3%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.6% of Net Assets)
1. Advanced Micro Devices, Inc. Provider of semiconductor equipment and products	0.5%
2. Microsemi Corp. Manufacturer of semiconductors	0.3%
3. Webster Financial Corp. Provides banking services	0.3%
4. Prosperity Bancshares, Inc. Holding company for Prosperity Bank	0.3%
5. Bank of the Ozarks, Inc. Holding company for the Bank of the Ozarks	0.2%
6. RSP Permian, Inc. Independent oil and natural gas company	0.2%
7. Curtiss-Wright Corp. Producer of precision component for aerospace, industrial and marine companies	0.2%
8. EMCOR Group, Inc. Provider of mechanical and electrical construction services	0.2%
9. PrivateBancorp., Inc. Diversified financial services company	0.2%
10. Olin Corp. Manufactures chlorine and caustic soda	0.2%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2016

	Shares	Value ($)

Common Stocks 97.8%
Consumer Discretionary 12.3%
Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	14,499	279,831
Cooper Tire & Rubber Co.	10,731	416,899
Cooper-Standard Holdings, Inc.*	2,880	297,734
Dana, Inc.	28,934	549,167
Dorman Products, Inc.*	5,141	375,601
Federal-Mogul Holdings Corp.*	6,321	65,170
Fox Factory Holding Corp.*	4,223	117,188
Gentherm, Inc.*	7,166	242,569
Horizon Global Corp.*	3,657	87,768
LCI Industries	4,604	496,081
Metaldyne Performance Group, Inc.	2,829	64,926
Modine Manufacturing Co.*	9,305	138,645
Motorcar Parts of America, Inc.*	3,426	92,228
Spartan Motors, Inc.	6,267	57,970
Standard Motor Products, Inc.	4,074	216,818
Stoneridge, Inc.*	5,309	93,916
Strattec Security Corp.	682	27,485
Superior Industries International, Inc.	5,023	132,356
Tenneco, Inc.*	10,936	683,172
Tower International, Inc.	3,896	110,452
Unique Fabricating, Inc.	1,234	18,016
Workhorse Group, Inc.* (a)	2,167	15,299
		4,579,291
Automobiles 0.1%
Winnebago Industries, Inc.	5,130	162,364
Distributors 0.1%
Core-Mark Holding Co., Inc.	8,880	382,462
Weyco Group, Inc.	1,254	39,250
		421,712
Diversified Consumer Services 1.0%
American Public Education, Inc.*	2,869	70,434
Apollo Education Group, Inc.*	16,202	160,400
Ascent Capital Group, Inc. "A"*	1,939	31,528
Bridgepoint Education, Inc.*	3,215	32,568
Bright Horizons Family Solutions, Inc.*	8,397	587,958
Cambium Learning Group, Inc.*	2,305	11,502
Capella Education Co.	2,166	190,175
Career Education Corp.*	12,609	127,225
Carriage Services, Inc.	2,890	82,770
Chegg, Inc.*	15,391	113,585
Collectors Universe, Inc.	1,342	28,491
DeVry Education Group, Inc.	12,177	379,922
Grand Canyon Education, Inc.*	8,639	504,949
Houghton Mifflin Harcourt Co.*	24,173	262,277
K12, Inc.*	6,857	117,666
Liberty Tax, Inc.	1,055	14,137
LifeLock, Inc.*	16,464	393,819
Regis Corp.*	7,073	102,700
Sotheby's	9,582	381,938
Strayer Education, Inc.*	2,095	168,920
Weight Watchers International, Inc.* (a)	5,062	57,960
		3,820,924
	Shares	Value ($)

Hotels, Restaurants & Leisure 3.0%
Belmond Ltd. "A"*	15,911	212,412
Biglari Holdings, Inc.*	196	92,747
BJ's Restaurants, Inc.*	4,544	178,579
Bloomin' Brands, Inc.	19,766	356,381
Bob Evans Farms, Inc.	3,763	200,229
Bojangles', Inc.*	1,870	34,876
Boyd Gaming Corp.*	16,006	322,841
Buffalo Wild Wings, Inc.*	3,678	567,883
Caesars Acquisition Co. "A"*	9,023	121,811
Caesars Entertainment Corp.*	10,770	91,545
Carrols Restaurant Group, Inc.*	6,649	101,397
Century Casinos, Inc.*	4,055	33,373
Churchill Downs, Inc.	2,620	394,179
Chuy's Holdings, Inc.*	3,064	99,427
ClubCorp Holdings, Inc.	12,716	182,475
Cracker Barrel Old Country Store, Inc. (a)	3,725	622,000
Dave & Buster's Entertainment, Inc.*	7,361	414,424
Del Frisco's Restaurant Group, Inc.*	4,618	78,506
Del Taco Restaurants, Inc.*	4,391	62,001
Denny's Corp.*	14,809	189,999
DineEquity, Inc.	3,391	261,107
El Pollo Loco Holdings, Inc.*	3,848	47,330
Eldorado Resorts, Inc.*	5,428	92,005
Empire Resorts, Inc.* (a)	587	13,354
Fiesta Restaurant Group, Inc.*	5,272	157,369
Fogo De Chao, Inc.*	867	12,441
Golden Entertainment, Inc.	1,959	23,723
ILG, Inc.	21,964	399,086
International Speedway Corp. "A"	5,202	191,434
Intrawest Resorts Holdings, Inc.*	3,334	59,512
Isle of Capri Casinos, Inc.*	4,746	117,179
J. Alexander's Holdings, Inc.*	2,340	25,155
Jack in the Box, Inc.	6,259	698,755
Jamba, Inc.* (a)	2,526	26,018
Kona Grill, Inc.* (a)	1,504	18,875
La Quinta Holdings, Inc.*	16,618	236,142
Lindblad Expeditions Holdings, Inc.*	2,797	26,432
Luby's, Inc.*	3,683	15,763
Marcus Corp.	3,504	110,376
Marriott Vacations Worldwide Corp.	4,355	369,522
Monarch Casino & Resort, Inc.*	2,125	54,783
Nathan's Famous, Inc.*	579	37,577
Noodles & Co.*	2,106	8,635
Papa John's International, Inc.	5,278	451,691
Penn National Gaming, Inc.*	13,974	192,701
Pinnacle Entertainment, Inc.*	10,636	154,222
Planet Fitness, Inc. "A"	4,879	98,068
Popeyes Louisiana Kitchen, Inc.*	3,933	237,868
Potbelly Corp.*	4,513	58,218
Red Lion Hotels Corp.*	2,685	22,420
Red Robin Gourmet Burgers, Inc.*	2,433	137,221
Red Rock Resorts, Inc. "A"	5,702	132,229
Ruby Tuesday, Inc.*	11,518	37,203
Ruth's Hospitality Group, Inc.	6,029	110,331
Scientific Games Corp. "A"*	9,958	139,412
SeaWorld Entertainment, Inc.	12,736	241,092
Shake Shack, Inc. "A"*	2,978	106,583
Sonic Corp.	8,424	223,320
	Shares	Value ($)

Speedway Motorsports, Inc.	2,192	47,501
Texas Roadhouse, Inc.	12,875	621,090
The Cheesecake Factory, Inc.	8,807	527,363
The Habit Restaurants, Inc. "A"*	2,560	44,160
Wingstop, Inc.	2,989	88,445
Zoe's Kitchen, Inc.* (a)	3,851	92,385
		11,123,181
Household Durables 1.2%
Bassett Furniture Industries, Inc.	1,910	58,064
Beazer Homes U.S.A., Inc.*	5,966	79,348
Cavco Industries, Inc.*	1,602	159,960
Century Communities, Inc.*	3,134	65,814
CSS Industries, Inc.	1,699	45,992
Ethan Allen Interiors, Inc.	4,910	180,933
Flexsteel Industries, Inc.	1,230	75,854
GoPro, Inc. "A"* (a)	19,713	171,700
Green Brick Partners, Inc.*	4,496	45,185
Helen of Troy Ltd.*	5,446	459,915
Hooker Furniture Corp.	2,186	82,959
Hovnanian Enterprises, Inc. "A"*	22,782	62,195
Installed Building Products, Inc.*	3,814	157,518
iRobot Corp.*	5,131	299,907
KB HOME	16,157	255,442
La-Z-Boy, Inc.	9,540	296,217
LGI Homes, Inc.* (a)	2,929	84,150
Libbey, Inc.	4,384	85,313
Lifetime Brands, Inc.	2,058	36,529
M.D.C. Holdings, Inc.	8,132	208,667
M/I Homes, Inc.*	4,467	112,479
Meritage Homes Corp.*	7,451	259,295
NACCO Industries, Inc. "A"	709	64,200
New Home Co., Inc.*	2,265	26,523
Taylor Morrison Home Corp. "A"*	5,811	111,920
TopBuild Corp.*	7,500	267,000
TRI Pointe Group, Inc.*	28,889	331,646
UCP, Inc. "A"*	1,541	18,569
Universal Electronics, Inc.*	2,767	178,610
WCI Communities, Inc.*	4,103	96,215
William Lyon Homes "A"*	4,529	86,187
ZAGG, Inc.*	5,246	37,246
		4,501,552
Internet & Direct Marketing Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	5,129	54,880
Blue Nile, Inc.	2,103	85,445
Duluth Holdings, Inc. "B"* (a)	1,818	46,177
Etsy, Inc.*	20,488	241,349
FTD Companies, Inc.*	3,169	75,549
Gaia, Inc.*	1,184	10,242
HSN, Inc.	6,072	208,270
Lands' End, Inc.* (a)	2,693	40,799
Liberty TripAdvisor Holdings, Inc. "A"*	14,079	211,889
NutriSystem, Inc.	5,521	191,303
Overstock.com, Inc.*	2,597	45,447
PetMed Express, Inc.	3,985	91,934
Shutterfly, Inc.*	6,692	335,804
Wayfair, Inc. "A"* (a)	6,172	216,328
		1,855,416
Leisure Products 0.3%
Acushnet Holdings Corp.*	4,230	83,373
American Outdoor Brands Corp.*	10,683	225,198
Arctic Cat, Inc.	2,372	35,627
Callaway Golf Co.	18,592	203,768
	Shares	Value ($)

Escalade, Inc.	1,919	25,331
JAKKS Pacific, Inc.*	2,688	13,843
Johnson Outdoors, Inc. "A"	976	38,738
Malibu Boats, Inc. "A"*	3,743	71,417
Marine Products Corp.	1,901	26,367
MCBC Holdings, Inc.	1,200	17,496
Nautilus, Inc.*	6,120	113,220
Sturm, Ruger & Co., Inc. (a)	3,622	190,879
		1,045,257
Media 1.5%
AMC Entertainment Holdings, Inc. "A"	5,671	190,829
Central European Media Enterprises Ltd. "A"*	13,726	35,001
Daily Journal Corp.*	204	49,327
Entercom Communications Corp. "A"	4,793	73,333
Entravision Communications Corp. "A"	12,382	86,674
Eros International PLC* (a)	5,608	73,184
Gannett Co., Inc.	22,890	222,262
Global Eagle Entertainment, Inc.*	9,108	58,838
Gray Television, Inc.*	12,814	139,032
Hemisphere Media Group, Inc.*	1,151	12,891
IMAX Corp.*	11,451	359,561
Liberty Media Corp.-Liberty Braves "A"*	1,744	35,735
Liberty Media Corp.-Liberty Braves "C"*	5,972	122,963
Liberty Media Corp.-Liberty Media "A"*	4,348	136,310
Liberty Media Corp.-Liberty Media "C"*	9,047	283,443
Loral Space & Communications, Inc.*	2,406	98,766
MDC Partners, Inc. "A"	9,720	63,666
Media General, Inc.*	21,095	397,219
Meredith Corp.	7,286	430,967
MSG Networks, Inc. "A"*	11,263	242,155
National CineMedia, Inc.	12,070	177,791
New Media Investment Group, Inc.	8,452	135,148
New York Times Co. "A"	24,204	321,913
Nexstar Broadcasting Group, Inc. "A" (a)	5,797	366,950
Radio One, Inc. "D"*	4,708	13,653
Reading International, Inc. "A"*	3,089	51,277
Saga Communications, Inc. "A"	704	35,411
Salem Media Group, Inc.	2,108	13,175
Scholastic Corp.	5,277	250,605
Sinclair Broadcast Group, Inc. "A"	12,850	428,548
The E.W. Scripps Co. "A"*	11,621	224,634
Time, Inc.	19,979	356,625
Townsquare Media, Inc. "A"*	1,342	13,970
tronc, Inc.	5,120	71,014
World Wrestling Entertainment, Inc. "A"	6,872	126,445
		5,699,315
Multiline Retail 0.2%
Big Lots, Inc.	8,659	434,768
Fred's, Inc. "A" (a)	6,514	120,900
Ollie's Bargain Outlet Holdings, Inc.*	3,822	108,736
Sears Holdings Corp.* (a)	2,132	19,806
Tuesday Morning Corp.*	8,091	43,692
		727,902
	Shares	Value ($)

Specialty Retail 2.4%
Aaron's, Inc.	12,784	408,960
Abercrombie & Fitch Co. "A"	13,369	160,428
America's Car-Mart, Inc.*	1,543	67,506
American Eagle Outfitters, Inc.	31,828	482,831
Asbury Automotive Group, Inc.*	3,947	243,530
Ascena Retail Group, Inc.*	33,088	204,815
At Home Group, Inc.*	1,619	23,686
Barnes & Noble Education, Inc.*	7,595	87,115
Barnes & Noble, Inc.	11,969	133,454
Big 5 Sporting Goods Corp.	3,337	57,897
Boot Barn Holdings, Inc.* (a)	2,366	29,622
Build-A-Bear Workshop, Inc.*	2,399	32,986
Caleres, Inc.	8,356	274,244
Camping World Holdings, Inc. "A"	2,280	74,305
Cato Corp. "A"	5,008	150,641
Chico's FAS, Inc.	25,346	364,729
Citi Trends, Inc.	2,773	52,243
Conn's, Inc.*	3,657	46,261
Destination XL Group, Inc.*	6,863	29,168
DSW, Inc. "A"	13,081	296,285
Express, Inc.*	14,101	151,727
Five Below, Inc.*	10,412	416,063
Francesca's Holdings Corp.*	7,330	132,160
Genesco, Inc.*	3,903	242,376
GNC Holdings, Inc. "A"	13,339	147,263
Group 1 Automotive, Inc.	3,963	308,876
Guess?, Inc.	11,908	144,087
Haverty Furniture Companies, Inc.	3,810	90,297
Hibbett Sports, Inc.*	4,544	169,491
Kirkland's, Inc.*	2,658	41,226
Lithia Motors, Inc. "A"	4,613	446,677
Lumber Liquidators Holdings, Inc.*	5,290	83,265
MarineMax, Inc.*	4,667	90,306
Monro Muffler Brake, Inc.	6,110	349,492
Office Depot, Inc.	107,597	486,338
Party City Holdco, Inc.*	5,105	72,491
Pier 1 Imports, Inc.	15,042	128,459
Rent-A-Center, Inc.	10,164	114,345
RH*	7,587	232,921
Sears Hometown & Outlet Stores, Inc.*	2,140	10,058
Select Comfort Corp.*	9,017	203,964
Shoe Carnival, Inc.	2,744	74,033
Sonic Automotive, Inc. "A"	5,544	126,958
Sportsman's Warehouse Holdings, Inc.*	4,900	46,011
Stage Stores, Inc.	4,531	19,800
Stein Mart, Inc.	5,972	32,727
Tailored Brands, Inc.	9,287	237,283
The Buckle, Inc. (a)	5,631	128,387
The Children's Place, Inc.	3,641	367,559
The Container Store Group, Inc.* (a)	2,885	18,320
The Finish Line, Inc. "A"	8,177	153,809
Tile Shop Holdings, Inc.*	6,176	120,741
Tilly's, Inc. "A"*	1,996	26,327
Vitamin Shoppe, Inc.*	4,811	114,261
West Marine, Inc.*	3,410	35,703
Winmark Corp.	449	56,641
Zumiez, Inc.*	3,648	79,709
		8,920,857
	Shares	Value ($)

Textiles, Apparel & Luxury Goods 0.8%
Columbia Sportswear Co.	5,254	306,308
Crocs, Inc.*	14,789	101,453
Culp, Inc.	2,036	75,637
Deckers Outdoor Corp.*	6,297	348,791
Delta Apparel, Inc.*	1,344	27,861
Fossil Group, Inc.*	7,920	204,811
G-III Apparel Group Ltd.*	8,356	247,003
Iconix Brand Group, Inc.*	8,004	74,757
Movado Group, Inc.	2,851	81,966
Oxford Industries, Inc.	2,851	171,431
Perry Ellis International, Inc.*	2,456	61,179
Sequential Brands Group, Inc.* (a)	7,443	34,833
Steven Madden Ltd.*	11,962	427,642
Superior Uniform Group, Inc.	1,638	32,138
Unifi, Inc.*	2,970	96,911
Vera Bradley, Inc.*	4,130	48,404
Vince Holding Corp.* (a)	3,621	14,665
Wolverine World Wide, Inc.	18,825	413,209
		2,768,999
Consumer Staples 2.9%
Beverages 0.2%
Boston Beer Co., Inc. "A"*	1,715	291,293
Coca-Cola Bottling Co. Consolidated	889	158,998
Craft Brew Alliance, Inc.*	2,560	43,264
MGP Ingredients, Inc.	2,378	118,852
National Beverage Corp.	2,204	112,580
Primo Water Corp.*	3,995	49,059
		774,046
Food & Staples Retailing 0.6%
Ingles Markets, Inc. "A"	2,813	135,305
Natural Grocers by Vitamin Cottage, Inc.*	1,700	20,213
Performance Food Group Co.*	7,039	168,936
PriceSmart, Inc.	3,901	325,734
Smart & Final Stores, Inc.*	4,309	60,757
SpartanNash Co.	7,252	286,744
SUPERVALU, Inc.*	51,705	241,462
The Andersons, Inc.	5,292	236,553
The Chefs' Warehouse, Inc.*	3,784	59,787
United Natural Foods, Inc.*	9,644	460,212
Village Super Market, Inc. "A"	1,478	45,670
Weis Markets, Inc.	1,813	121,181
		2,162,554
Food Products 1.4%
AdvancePierre Foods Holdings, Inc.	4,206	125,255
Alico, Inc.	689	18,706
Amplify Snack Brands, Inc.* (a)	5,541	48,816
B&G Foods, Inc.	12,773	559,457
Cal-Maine Foods, Inc. (a)	6,046	267,082
Calavo Growers, Inc.	3,057	187,700
Darling Ingredients, Inc.*	31,853	411,222
Dean Foods Co.	17,794	387,553
Farmer Brothers Co.*	1,669	61,252
Fresh Del Monte Produce, Inc.	6,264	379,786
Freshpet, Inc.* (a)	4,347	44,122
Inventure Foods, Inc.*	4,145	40,828
J & J Snack Foods Corp.	2,894	386,146
John B. Sanfilippo & Son, Inc.	1,695	119,311
Lancaster Colony Corp.	3,640	514,660
Landec Corp.*	5,479	75,610
Lifeway Foods, Inc.*	911	10,486
	Shares	Value ($)

Limoneira Co.	2,309	49,667
Omega Protein Corp.*	4,212	105,511
Sanderson Farms, Inc.	3,882	365,840
Seaboard Corp.*	52	205,504
Seneca Foods Corp. "A"*	1,199	48,020
Snyder's-Lance, Inc.	15,274	585,605
Tootsie Roll Industries, Inc. (a)	3,249	129,148
		5,127,287
Household Products 0.3%
Central Garden & Pet Co.*	1,917	63,434
Central Garden & Pet Co. "A"*	6,335	195,751
HRG Group, Inc.*	23,066	358,907
Oil-Dri Corp. of America	930	35,535
Orchids Paper Products Co. (a)	1,743	45,632
WD-40 Co.	2,727	318,786
		1,018,045
Personal Products 0.2%
Avon Products, Inc.	85,641	431,631
elf Beauty, Inc.*	1,771	51,253
Inter Parfums, Inc.	3,507	114,854
Lifevantage Corp.*	2,599	21,182
Medifast, Inc.	1,882	78,348
Natural Health Trends Corp.	1,400	34,790
Nature's Sunshine Products, Inc.	1,450	21,750
Nutraceutical International Corp.	1,508	52,704
Revlon, Inc. "A"*	2,276	66,345
Synutra International, Inc.* (a)	3,372	18,040
USANA Health Sciences, Inc.*	2,040	124,848
		1,015,745
Tobacco 0.2%
Alliance One International, Inc.*	1,581	30,355
Turning Point Brands, Inc.*	1,127	13,806
Universal Corp.	4,326	275,782
Vector Group Ltd. (a)	17,932	407,774
		727,717
Energy 3.7%
Energy Equipment & Services 1.3%
Archrock, Inc.	13,278	175,269
Atwood Oceanics, Inc.	11,616	152,518
Bristow Group, Inc.	6,436	131,809
CARBO Ceramics, Inc.* (a)	4,518	47,258
Dawson Geophysical Co.*	3,836	30,841
Era Group, Inc.*	3,545	60,159
Exterran Corp.*	6,355	151,884
Fairmount Santrol Holdings, Inc.*	17,300	203,967
Forum Energy Technologies, Inc.*	11,723	257,906
Geospace Technologies Corp.*	2,477	50,432
Helix Energy Solutions Group, Inc.*	21,936	193,475
Hornbeck Offshore Services, Inc.*	6,291	45,421
Independence Contract Drilling, Inc.*	5,722	38,337
Mammoth Energy Services, Inc.*	1,403	21,326
Matrix Service Co.*	5,300	120,310
McDermott International, Inc.*	46,982	347,197
Natural Gas Services Group*	2,293	73,720
Newpark Resources, Inc.*	16,624	124,680
Oil States International, Inc.*	9,981	389,259
Parker Drilling Co.*	22,098	57,455
PHI, Inc. (Non Voting)*	2,151	38,761
Pioneer Energy Services Corp.*	14,307	98,003
RigNet, Inc.*	2,305	53,361
SEACOR Holdings, Inc.*	3,043	216,905
	Shares	Value ($)

Seadrill Ltd.* (a)	72,697	247,897
Smart Sand, Inc.*	2,194	36,311
Tesco Corp.	8,651	71,371
TETRA Technologies, Inc.*	18,384	92,288
Tidewater, Inc. (a)	8,960	30,554
U.S. Silica Holdings, Inc.	14,355	813,641
Unit Corp.*	9,984	268,270
Willbros Group, Inc.*	8,232	26,672
		4,667,257
Oil, Gas & Consumable Fuels 2.4%
Abraxas Petroleum Corp.*	23,549	60,521
Adams Resources & Energy, Inc.	426	16,891
Alon U.S.A. Energy, Inc.	5,782	65,799
Ardmore Shipping Corp. (a)	5,580	41,292
Bill Barrett Corp.*	9,623	67,265
California Resources Corp.*	6,010	127,953
Callon Petroleum Co.*	28,245	434,126
Carrizo Oil & Gas, Inc.*	11,836	442,075
Clayton Williams Energy, Inc.*	1,164	138,819
Clean Energy Fuels Corp.*	17,216	49,238
Cobalt International Energy, Inc.*	77,446	94,484
Contango Oil & Gas Co.*	4,447	41,535
CVR Energy, Inc. (a)	3,024	76,779
Delek U.S. Holdings, Inc.	11,804	284,122
Denbury Resources, Inc.*	67,276	247,576
DHT Holdings, Inc.	19,040	78,826
Dorian LPG Ltd.*	4,452	36,551
Earthstone Energy, Inc.*	367	5,043
Eclipse Resources Corp.*	11,183	29,859
EP Energy Corp. "A"* (a)	7,346	48,116
Erin Energy Corp.* (a)	2,469	7,530
Evolution Petroleum Corp.	4,661	46,610
EXCO Resources, Inc.* (a)	24,978	21,823
Frontline Ltd. (a)	12,355	87,844
GasLog Ltd.	7,670	123,487
Gener8 Maritime, Inc.*	7,478	33,501
Golar LNG Ltd.	18,382	421,683
Green Plains, Inc.	6,883	191,692
International Seaways, Inc.*	3,197	44,886
Isramco, Inc.*	166	20,634
Jones Energy, Inc. "A"* (a)	11,073	55,365
Matador Resources Co.*	16,157	416,204
Navios Maritime Acquisition Corp.	15,053	25,590
Nordic American Tankers Ltd. (a)	19,172	161,045
Northern Oil & Gas, Inc.* (a)	8,912	24,508
Oasis Petroleum, Inc.*	45,316	686,084
Overseas Shipholding Group, Inc. "A"	7,618	29,177
Pacific Ethanol, Inc.*	5,209	49,485
Panhandle Oil & Gas, Inc. "A"	3,085	72,652
Par Pacific Holdings, Inc.*	5,860	85,204
PDC Energy, Inc.*	10,882	789,816
Renewable Energy Group, Inc.*	7,073	68,608
REX American Resources Corp.*	1,055	104,181
Ring Energy, Inc.*	7,887	102,452
RSP Permian, Inc.*	19,094	851,974
Sanchez Energy Corp.*	10,615	95,853
Scorpio Tankers, Inc.	31,071	140,752
SemGroup Corp. "A"	12,857	536,780
Ship Finance International Ltd.	11,752	174,517
Synergy Resources Corp.*	36,193	322,480
Teekay Corp.	9,506	76,333
Teekay Tankers Ltd. "A"	22,175	50,115
	Shares	Value ($)

W&T Offshore, Inc.* (a)	5,618	15,562
Western Refining, Inc.	15,678	593,412
Westmoreland Coal Co.*	3,686	65,132
		8,979,841
Financials 19.4%
Banks 11.6%
1st Source Corp.	2,950	131,747
Access National Corp. (a)	1,597	44,333
ACNB Corp.	1,136	35,500
Allegiance Bancshares, Inc.*	2,080	75,192
American National Bankshares, Inc.	1,484	51,643
Ameris Bancorp.	6,675	291,030
Ames National Corp.	1,604	52,932
Arrow Financial Corp.	2,222	89,991
Atlantic Capital Bancshares, Inc.*	3,285	62,415
Banc of California, Inc. (a)	9,723	168,694
BancFirst Corp.	1,488	138,458
Banco Latinoamericano de Comercio Exterior SA "E"	5,732	168,750
BancorpSouth, Inc.	16,826	522,447
Bank of Marin Bancorp.	1,221	85,165
Bank of NT Butterfield & Son Ltd.	2,440	76,714
Bank of the Ozarks, Inc.	17,016	894,871
Bankwell Financial Group, Inc.	1,086	35,295
Banner Corp.	5,881	328,219
Bar Harbor Bankshares	1,063	50,312
Berkshire Hills Bancorp., Inc.	6,507	239,783
Blue Hills Bancorp., Inc.	4,561	85,519
BNC Bancorp.	7,952	253,669
Boston Private Financial Holdings, Inc.	16,064	265,859
Bridge Bancorp., Inc.	3,764	142,656
Brookline Bancorp., Inc.	13,222	216,841
Bryn Mawr Bank Corp.	3,166	133,447
C&F Financial Corp.	613	30,558
California First National Bancorp.	451	7,058
Camden National Corp.	2,895	128,683
Capital Bank Financial Corp. "A"	4,794	188,164
Capital City Bank Group, Inc.	2,067	42,332
Capstar Financial Holdings, Inc.*	687	15,087
Cardinal Financial Corp.	6,148	201,593
Carolina Financial Corp.	1,938	59,671
Cascade Bancorp.*	5,898	47,892
Cathay General Bancorp.	14,433	548,887
Centerstate Banks, Inc.	9,171	230,834
Central Pacific Financial Corp.	5,792	181,985
Central Valley Community Bancorp.	1,655	33,034
Century Bancorp., Inc. "A"	543	32,580
Chemical Financial Corp.	12,754	690,884
Chemung Financial Corp.	597	21,701
Citizens & Northern Corp.	2,448	64,138
City Holding Co.	2,776	187,658
CNB Financial Corp.	2,623	70,139
CoBiz Financial, Inc.	7,096	119,851
Codorus Valley Bancorp., Inc.	1,539	44,015
Columbia Banking System, Inc.	11,296	504,705
Community Bank System, Inc.	8,279	511,559
Community Trust Bancorp., Inc.	3,148	156,141
ConnectOne Bancorp., Inc.	5,403	140,208
County Bancorp., Inc.	914	24,651
CU Bancorp.*	3,061	109,584
Customers Bancorp., Inc.*	4,611	165,166
CVB Financial Corp.	19,722	452,225
	Shares	Value ($)

Eagle Bancorp., Inc.*	5,976	364,237
Enterprise Bancorp., Inc.	1,828	68,660
Enterprise Financial Services Corp.	3,819	164,217
Equity Bancshares, Inc. "A"*	968	32,564
Farmers Capital Bank Corp.	1,334	56,095
Farmers National Banc Corp.	4,719	67,010
FB Financial Corp.*	1,337	34,695
FCB Financial Holdings, Inc. "A"*	5,891	281,001
Fidelity Southern Corp.	4,172	98,751
Financial Institutions, Inc.	2,744	93,845
First BanCorp.*	22,522	148,870
First BanCorp. — North Carolina	3,815	103,539
First Bancorp., Inc.	1,889	62,526
First Busey Corp.	5,934	182,649
First Business Financial Services, Inc.	1,532	36,339
First Citizens BancShares, Inc. "A"	1,456	516,880
First Commonwealth Financial Corp.	17,122	242,790
First Community Bancshares, Inc.	3,056	92,108
First Community Financial Partners, Inc.*	2,567	30,034
First Connecticut Bancorp, Inc.	2,586	58,573
First Financial Bancorp.	11,759	334,544
First Financial Bankshares, Inc.	12,186	550,807
First Financial Corp. — Indiana	1,873	98,894
First Financial Northwest, Inc.	1,207	23,826
First Foundation, Inc.*	2,506	71,421
First Internet Bancorp.	985	31,520
First Interstate BancSystem, Inc. "A"	3,743	159,265
First Merchants Corp.	7,988	300,748
First Mid-Illinois Bancshares, Inc.	1,605	54,570
First Midwest Bancorp., Inc.	15,651	394,875
First NBC Bank Holding Co.* (a)	2,842	20,747
First Northwest Bancorp.*	2,109	32,900
First of Long Island Corp.	4,096	116,941
Flushing Financial Corp.	5,275	155,032
FNB Corp.	40,766	653,479
Franklin Financial Network, Inc.*	2,199	92,028
Fulton Financial Corp.	33,380	627,544
German American Bancorp., Inc.	2,709	142,520
Glacier Bancorp., Inc.	14,645	530,588
Great Southern Bancorp., Inc.	2,035	111,213
Great Western Bancorp., Inc.	11,498	501,198
Green Bancorp., Inc.*	3,938	59,858
Guaranty Bancorp.	3,450	83,490
Hancock Holding Co.	15,038	648,138
Hanmi Financial Corp.	6,174	215,473
HarborOne Bancorp., Inc.*	2,842	54,964
Heartland Financial U.S.A., Inc.	4,601	220,848
Heritage Commerce Corp.	4,931	71,154
Heritage Financial Corp.	5,975	153,856
Heritage Oaks Bancorp.	5,048	62,242
Hilltop Holdings, Inc.	14,633	436,063
Home Bancshares, Inc.	23,183	643,792
HomeTrust Bancshares, Inc.*	3,166	81,999
Hope Bancorp., Inc.	24,573	537,903
Horizon Bancorp.	3,948	110,544
IBERIABANK Corp.	8,519	713,466
Independent Bank Corp.	3,777	81,961
Independent Bank Corp.	4,953	348,939
Independent Bank Group, Inc.	2,109	131,602
International Bancshares Corp.	10,668	435,254
	Shares	Value ($)

Investors Bancorp., Inc.	57,401	800,744
Lakeland Bancorp., Inc.	7,330	142,935
Lakeland Financial Corp.	4,599	217,809
LCNB Corp.	1,677	38,990
LegacyTexas Financial Group, Inc.	8,623	371,306
Live Oak Bancshares, Inc.	3,705	68,542
Macatawa Bank Corp.	4,982	51,863
MainSource Financial Group, Inc.	4,453	153,183
MB Financial, Inc.	14,535	686,488
MBT Financial Corp.	3,340	37,909
Mercantile Bank Corp.	2,998	113,025
Merchants Bancshares, Inc.	1,102	59,728
Middleburg Financial Corp.	884	30,719
Midland States Bancorp., Inc.	700	25,326
MidWestOne Financial Group, Inc.	1,611	60,574
MutualFirst Financial, Inc.	1,032	34,159
National Bank Holdings Corp. "A"	4,550	145,099
National Bankshares, Inc.	1,314	57,093
National Commerce Corp.*	1,608	59,737
NBT Bancorp., Inc.	8,241	345,133
Nicolet Bankshares, Inc.*	1,466	69,914
Northrim BanCorp., Inc.	1,276	40,322
OFG Bancorp.	8,090	105,979
Old Line Bancshares, Inc.	1,592	38,176
Old National Bancorp.	25,579	464,259
Old Second Bancorp., Inc.	5,261	58,134
Opus Bank	3,253	97,753
Orrstown Financial Services, Inc.	1,404	31,450
Pacific Continental Corp.	4,009	87,597
Pacific Mercantile Bancorp.*	2,922	21,331
Pacific Premier Bancorp., Inc.*	5,339	188,734
Paragon Commercial Corp.*	238	10,405
Park National Corp.	2,610	312,313
Park Sterling Corp.	9,638	103,994
Peapack-Gladstone Financial Corp.	2,985	92,177
Penns Woods Bancorp., Inc.	859	43,379
People's Utah Bancorp.	2,466	66,212
Peoples Bancorp., Inc.	2,989	97,023
Peoples Financial Services Corp.	1,347	65,599
Pinnacle Financial Partners, Inc.	8,375	580,387
Preferred Bank	2,442	128,010
Premier Financial Bancorp., Inc.	1,768	35,537
PrivateBancorp., Inc.	15,074	816,860
Prosperity Bancshares, Inc.	12,774	916,918
QCR Holdings, Inc.	2,317	100,326
Renasant Corp.	7,979	336,873
Republic Bancorp., Inc. "A"	1,886	74,572
Republic First Bancorp., Inc.*	9,781	81,671
S&T Bancorp., Inc.	6,533	255,048
Sandy Spring Bancorp., Inc.	4,705	188,153
Seacoast Banking Corp. of Florida*	5,606	123,668
ServisFirst Bancshares, Inc.	8,788	329,023
Shore Bancshares, Inc.	2,371	36,158
Sierra Bancorp.	2,278	60,572
Simmons First National Corp. "A"	5,751	357,425
South State Corp.	4,621	403,875
Southern First Bancshares, Inc.*	1,082	38,952
Southern National Bancorp. of Virginia, Inc.	2,142	35,000
Southside Bancshares, Inc.	5,158	194,302
Southwest Bancorp., Inc.	3,401	98,629
State Bank Financial Corp.	6,687	179,613
Sterling Bancorp.	24,456	572,270
	Shares	Value ($)

Stock Yards Bancorp., Inc.	4,083	191,697
Stonegate Bank	2,516	104,993
Suffolk Bancorp.	2,130	91,207
Summit Financial Group, Inc. (a)	1,567	43,139
Sun Bancorp, Inc.	2,044	53,144
Texas Capital Bancshares, Inc.*	9,517	746,133
The Bancorp., Inc.*	9,761	76,721
Tompkins Financial Corp.	2,773	262,159
TowneBank	10,926	363,289
TriCo Bancshares	3,845	131,422
TriState Capital Holdings, Inc.*	4,308	95,207
Triumph Bancorp., Inc.*	3,020	78,973
Trustmark Corp.	13,081	466,338
UMB Financial Corp.	8,704	671,252
Umpqua Holdings Corp.	42,839	804,516
Union Bankshares Corp.	8,500	303,790
Union Bankshares, Inc. (a)	740	33,633
United Bankshares, Inc.	12,694	587,097
United Community Banks, Inc.	13,711	406,120
Univest Corp. of Pennsylvania	4,961	153,295
Valley National Bancorp.	47,946	558,091
Veritex Holdings, Inc.*	1,566	41,828
Washington Trust Bancorp., Inc.	2,840	159,182
WashingtonFirst Bankshares, Inc.	1,601	46,413
Webster Financial Corp.	17,585	954,514
WesBanco, Inc.	7,890	339,743
West Bancorp.	3,159	78,027
Westamerica Bancorp.	4,839	304,518
Wintrust Financial Corp.	9,970	723,523
Xenith Bankshares, Inc.*	1,523	42,949
Yadkin Financial Corp.	9,687	331,877
		43,167,799
Capital Markets 1.4%
Arlington Asset Investment Corp. "A"	4,146	61,444
Associated Capital Group, Inc. "A"	852	27,988
B. Riley Financial, Inc.	1,765	32,564
BGC Partners, Inc. "A"	42,190	431,604
Calamos Asset Management, Inc. "A"	3,223	27,557
Cohen & Steers, Inc.	4,156	139,642
Cowen Group, Inc. "A"* (a)	4,963	76,927
Diamond Hill Investment Group	576	121,179
Evercore Partners, Inc. "A"	7,573	520,265
FBR & Co.	1,180	15,340
Fifth Street Asset Management, Inc.	1,129	7,564
Financial Engines, Inc.	10,410	382,567
Gain Capital Holdings, Inc.	7,086	46,626
GAMCO Investors, Inc. "A"	830	25,639
Greenhill & Co., Inc.	5,339	147,890
Hennessy Advisors, Inc.	544	17,272
Houlihan Lokey, Inc.	2,287	71,171
INTL. FCStone, Inc.*	2,959	117,176
Investment Technology Group, Inc.	6,140	121,204
Janus Capital Group, Inc.	27,902	370,260
KCG Holdings, Inc. "A"*	9,945	131,771
Ladenburg Thalmann Financial Services, Inc.* (a)	18,811	45,899
Manning & Napier, Inc.	2,817	21,268
Medley Management, Inc. "A"	1,036	10,256
Moelis & Co. "A"	3,514	119,125
OM Asset Management PLC	7,597	110,157
Oppenheimer Holdings, Inc. "A"	1,955	36,363
	Shares	Value ($)

Piper Jaffray Companies, Inc.*	2,770	200,825
PJT Partners, Inc. "A"	3,359	103,726
Pzena Investment Management, Inc. "A"	2,886	32,063
Safeguard Scientifics, Inc.*	3,689	49,617
Silvercrest Asset Management Group, Inc. "A"	1,334	17,542
Stifel Financial Corp.*	12,460	622,377
Value Line, Inc.	416	8,112
Virtu Financial, Inc. "A"	4,784	76,305
Virtus Investment Partners, Inc.	827	97,627
Waddell & Reed Financial, Inc. "A"	15,522	302,834
Westwood Holdings Group, Inc.	1,511	90,645
Wins Finance Holdings, Inc.*	289	52,020
WisdomTree Investments, Inc. (a)	22,343	248,901
		5,139,312
Consumer Finance 0.5%
Encore Capital Group, Inc.* (a)	4,511	129,240
Enova International, Inc.*	5,470	68,649
EZCORP, Inc. "A"*	10,100	107,565
FirstCash, Inc.	9,270	435,690
Green Dot Corp. "A"*	8,345	196,525
LendingClub Corp.*	63,955	335,764
Nelnet, Inc. "A"	3,855	195,641
PRA Group, Inc.*	8,983	351,235
Regional Management Corp.*	1,955	51,377
World Acceptance Corp.*	1,120	71,994
		1,943,680
Diversified Financial Services 0.1%
FNFV Group*	12,438	170,400
Marlin Business Services Corp.	1,665	34,798
NewStar Financial, Inc.*	4,395	40,654
On Deck Capital, Inc.*	9,094	42,105
PICO Holdings, Inc.*	4,104	62,176
Tiptree Financial, Inc. "A",	3,945	24,262
		374,395
Insurance 2.4%
Ambac Financial Group, Inc.*	8,616	193,860
American Equity Investment Life Holding Co.	16,646	375,201
AMERISAFE, Inc.	3,591	223,899
Argo Group International Holdings Ltd.	5,578	367,590
Atlas Financial Holdings, Inc.*	1,891	34,132
Baldwin & Lyons, Inc. "B"	1,582	39,866
Blue Capital Reinsurance Holdings Ltd.	1,162	21,439
Citizens, Inc.*	8,810	86,514
CNO Financial Group, Inc.	34,772	665,884
Crawford & Co. "B"	2,268	28,486
Donegal Group, Inc. "A"	1,585	27,706
eHealth, Inc.*	3,363	35,816
EMC Insurance Group, Inc.	1,473	44,205
Employers Holdings, Inc.	6,252	247,579
Enstar Group Ltd.*	2,214	437,708
FBL Financial Group, Inc. "A"	1,965	153,565
Federated National Holding Co.	2,309	43,155
Fidelity & Guaranty Life	2,307	54,676
Genworth Financial, Inc. "A"*	97,812	372,664
Global Indemnity Ltd.*	1,546	59,073
Greenlight Capital Re Ltd. "A"*	5,550	126,540
Hallmark Financial Services, Inc.*	2,633	30,622
HCI Group, Inc.	1,579	62,339
	Shares	Value ($)

Heritage Insurance Holdings, Inc.	5,048	79,102
Horace Mann Educators Corp.	7,848	335,894
Independence Holding Co.	1,493	29,188
Infinity Property & Casualty Corp.	2,123	186,612
Investors Title Co.	271	42,867
James River Group Holdings Ltd.	2,708	112,517
Kemper Corp.	7,743	343,015
Kinsale Capital Group, Inc.	1,298	44,145
Maiden Holdings Ltd.	13,087	228,368
MBIA, Inc.*	25,201	269,651
National General Holdings Corp.	9,194	229,758
National Western Life Group, Inc. "A"	445	138,306
Navigators Group, Inc.	2,182	256,930
OneBeacon Insurance Group Ltd. "A"	4,117	66,078
Patriot National, Inc.*	2,264	10,528
Primerica, Inc.	9,125	630,994
RLI Corp.	7,338	463,248
Safety Insurance Group, Inc.	2,790	205,623
Selective Insurance Group, Inc.	11,010	473,980
State Auto Financial Corp.	2,960	79,358
State National Companies, Inc.	5,660	78,448
Stewart Information Services Corp.	4,516	208,097
Third Point Reinsurance Ltd.*	12,562	145,091
Trupanion, Inc.* (a)	2,904	45,070
United Fire Group, Inc.	4,289	210,890
United Insurance Holdings Corp.	3,186	48,236
Universal Insurance Holdings, Inc.	6,158	174,887
WMIH Corp.*	38,548	59,749
		8,929,149
Mortgage Real Estate Investment Trusts (REITs) 1.1%
AG Mortgage Investment Trust, Inc.	5,628	96,295
Altisource Residential Corp.	9,914	109,451
Anworth Mortgage Asset Corp.	18,565	95,981
Apollo Commercial Real Estate Finance, Inc.	14,026	233,112
Ares Commercial Real Estate Corp.	5,435	74,622
ARMOUR Residential REIT, Inc.	6,972	151,223
Capstead Mortgage Corp.	18,178	185,234
Colony Capital, Inc. "A",	21,817	441,794
CYS Investments, Inc.	29,319	226,636
Dynex Capital, Inc.	8,496	57,943
Great Ajax Corp.	3,063	40,646
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,444	160,351
Invesco Mortgage Capital, Inc.	21,838	318,835
Ladder Capital Corp.	7,261	99,621
MTGE Investment Corp.	9,114	143,090
New Residential Investment Corp.	46,528	731,420
New York Mortgage Trust, Inc. (a)	20,847	137,590
Orchid Island Capital, Inc. (a)	4,930	53,392
Owens Realty Mortgage, Inc.	1,889	34,984
PennyMac Mortgage Investment Trust	13,382	219,063
Redwood Trust, Inc.	14,827	225,519
Resource Capital Corp.	5,725	47,689
Western Asset Mortgage Capital Corp.	8,323	83,813
		3,968,304
Thrifts & Mortgage Finance 2.3%
Astoria Financial Corp.	17,936	334,506
Bank Mutual Corp.	7,515	71,017
	Shares	Value ($)

BankFinancial Corp.	2,859	42,370
Bear State Financial, Inc.	3,400	34,510
Beneficial Bancorp., Inc.	13,835	254,564
BofI Holding, Inc.* (a)	11,668	333,121
BSB Bancorp., Inc.*	1,447	41,891
Capitol Federal Financial, Inc.	24,851	409,047
Charter Financial Corp.	2,568	42,809
Clifton Bancorp., Inc.	4,139	70,032
Dime Community Bancshares	5,942	119,434
ESSA Bancorp., Inc.	1,563	24,570
Essent Group Ltd.*	14,530	470,336
EverBank Financial Corp.	19,518	379,625
Federal Agricultural Mortgage Corp. "C"	1,626	93,121
First Defiance Financial Corp.	1,647	83,569
Flagstar Bancorp., Inc.*	4,138	111,478
Greene County Bancorp., Inc. (a)	571	13,076
Hingham Institution for Savings	235	46,243
Home Bancorp., Inc.	1,083	41,815
HomeStreet, Inc.*	4,634	146,434
Impac Mortgage Holdings, Inc.*	2,173	30,465
Kearny Financial Corp.	16,804	261,302
Lake Sunapee Bank Group	1,496	35,291
LendingTree, Inc.*	1,185	120,100
Meridian Bancorp., Inc.	9,128	172,519
Meta Financial Group, Inc.	1,559	160,421
MGIC Investment Corp.*	65,411	666,538
Nationstar Mortgage Holdings, Inc.* (a)	6,442	116,343
NMI Holdings, Inc. "A"*	10,010	106,606
Northfield Bancorp., Inc.	7,945	158,662
Northwest Bancshares, Inc.	18,705	337,251
OceanFirst Financial Corp.	5,002	150,210
Ocwen Financial Corp.*	19,223	103,612
Oritani Financial Corp.	7,302	136,912
PennyMac Financial Services, Inc. "A"*	2,471	41,142
PHH Corp.*	9,997	151,555
Provident Bancorp., Inc.*	835	14,946
Provident Financial Holdings, Inc.	1,251	25,295
Provident Financial Services, Inc.	12,012	339,940
Radian Group, Inc.	41,307	742,700
SI Financial Group, Inc.	2,097	32,294
Southern Missouri Bancorp., Inc.	1,091	38,600
Territorial Bancorp., Inc.	1,340	44,006
TrustCo Bank Corp.	18,381	160,834
United Community Financial Corp.	9,151	81,810
United Financial Bancorp., Inc.	9,518	172,847
Walker & Dunlop, Inc.*	5,250	163,800
Walter Investment Management Corp.*	3,540	16,815
Washington Federal, Inc.	17,645	606,106
Waterstone Financial, Inc.	4,904	90,234
Western New England Bancorp, Inc.	4,871	45,544
WSFS Financial Corp.	5,644	261,599
		8,749,867
Health Care 11.9%
Biotechnology 4.2%
Acceleron Pharma, Inc.*	5,365	136,915
Achillion Pharmaceuticals, Inc.*	22,969	94,862
Acorda Therapeutics, Inc.*	8,459	159,029
Adamas Pharmaceuticals, Inc.* (a)	3,166	53,505
Aduro Biotech, Inc.* (a)	6,721	76,619
	Shares	Value ($)

Advaxis, Inc.* (a)	7,096	50,807
Adverum Biotechnologies, Inc.*	5,537	16,057
Aevi Genomic Medicine, Inc.*	5,663	29,334
Agenus, Inc.* (a)	14,043	57,857
Aimmune Therapeutics, Inc.*	4,978	101,800
Akebia Therapeutics, Inc.*	6,796	70,746
Alder Biopharmaceuticals, Inc.*	9,131	189,925
AMAG Pharmaceuticals, Inc.*	6,842	238,102
Amicus Therapeutics, Inc.* (a)	27,813	138,231
Anavex Life Sciences Corp.* (a)	6,186	24,497
Anthera Pharmaceuticals, Inc.* (a)	7,316	4,749
Applied Genetic Technologies Corp.*	2,397	22,412
Aptevo Therapeutics, Inc.*	3,072	7,496
Ardelyx, Inc.*	5,842	82,956
Arena Pharmaceuticals, Inc.*	47,040	66,797
Argos Therapeutics, Inc.*	2,022	9,908
ARIAD Pharmaceuticals, Inc.*	34,424	428,235
Array BioPharma, Inc.*	32,515	285,807
Arrowhead Pharmaceuticals, Inc.* (a)	12,160	18,848
Asterias Biotherapeutics, Inc.* (a)	4,293	19,748
Atara Biotherapeutics, Inc.* (a)	4,402	62,508
Athersys, Inc.* (a)	14,404	22,038
Audentes Therapeutics, Inc.* (a)	1,116	20,389
Avexis, Inc.*	1,195	57,037
Axovant Sciences Ltd.* (a)	4,630	57,505
Bellicum Pharmaceuticals, Inc.* (a)	3,972	54,099
BioCryst Pharmaceuticals, Inc.*	14,928	94,494
BioSpecifics Technologies Corp.*	1,041	57,984
BioTime, Inc.* (a)	12,665	45,721
Bluebird Bio, Inc.*	7,794	480,890
Blueprint Medicines Corp.*	3,789	106,281
Cara Therapeutics, Inc.* (a)	3,745	34,791
Celldex Therapeutics, Inc.*	17,942	63,515
Cellular Biomedicine Group, Inc.*	2,303	30,169
ChemoCentryx, Inc.*	5,074	37,548
Chimerix, Inc.*	8,328	38,309
Cidara Therapeutics, Inc.* (a)	2,924	30,410
Clovis Oncology, Inc.* (a)	6,257	277,936
Coherus Biosciences, Inc.*	5,862	165,015
Concert Pharmaceuticals, Inc.*	3,312	34,080
Corvus Pharmaceuticals, Inc.*	626	8,952
Curis, Inc.*	23,326	71,844
Cytokinetics, Inc.*	6,204	75,379
CytomX Therapeutics, Inc.*	3,864	42,465
CytRx Corp.*	12,477	4,644
Dimension Therapeutics, Inc.*	2,312	10,057
Dynavax Technologies Corp.* (a)	7,361	29,076
Eagle Pharmaceuticals, Inc.* (a)	1,693	134,323
Edge Therapeutics, Inc.*	3,076	38,450
Editas Medicine, Inc.*	1,230	19,963
Eiger BioPharmaceuticals, Inc.*	657	7,654
Emergent Biosolutions, Inc.*	6,126	201,178
Enanta Pharmaceuticals, Inc.*	2,961	99,193
Epizyme, Inc.*	8,125	98,312
Esperion Therapeutics, Inc.* (a)	2,714	33,979
Exact Sciences Corp.* (a)	20,562	274,708
Exelixis, Inc.*	44,219	659,305
FibroGen, Inc.*	10,301	220,441
Five Prime Therapeutics, Inc.*	5,271	264,130
Flexion Therapeutics, Inc.*	4,824	91,752
Fortress Biotech, Inc.*	6,467	17,461
Foundation Medicine, Inc.* (a)	2,548	45,100
	Shares	Value ($)

Galena Biopharma, Inc.*	1,699	3,296
Genomic Health, Inc.*	3,540	104,041
Geron Corp.* (a)	28,914	59,852
Global Blood Therapeutics, Inc.* (a)	3,236	46,760
GlycoMimetics, Inc.*	1,936	11,810
Halozyme Therapeutics, Inc.*	21,320	210,642
Heron Therapeutics, Inc.* (a)	6,019	78,849
Idera Pharmaceuticals, Inc.* (a)	18,194	27,291
Ignyta, Inc.*	5,572	29,532
Immune Design Corp.*	3,312	18,216
ImmunoGen, Inc.* (a)	16,609	33,882
Immunomedics, Inc.* (a)	19,584	71,873
Infinity Pharmaceuticals, Inc.*	8,997	12,146
Inotek Pharmaceuticals Corp.* (a)	3,302	20,142
Inovio Pharmaceuticals, Inc.* (a)	12,567	87,215
Insmed, Inc.*	12,171	161,022
Insys Therapeutics, Inc.* (a)	4,843	44,556
Intellia Therapeutics, Inc.* (a)	1,321	17,318
Invitae Corp.* (a)	5,539	43,980
Ironwood Pharmaceuticals, Inc.*	25,260	386,225
Kadmon Holdings, Inc.* (a)	1,577	8,437
Karyopharm Therapeutics, Inc.* (a)	4,982	46,831
Keryx Biopharmaceuticals, Inc.* (a)	14,951	87,613
Kite Pharma, Inc.* (a)	7,637	342,443
La Jolla Pharmaceutical Co.* (a)	2,864	50,206
Lexicon Pharmaceuticals, Inc.*	8,404	116,227
Ligand Pharmaceuticals, Inc.*	3,716	377,583
Lion Biotechnologies, Inc.*	10,962	76,186
Loxo Oncology, Inc.*	2,522	80,994
MacroGenics, Inc.*	6,309	128,956
MannKind Corp.* (a)	61,455	39,128
MediciNova, Inc.*	5,623	33,907
Merrimack Pharmaceuticals, Inc.* (a)	23,120	94,330
MiMedx Group, Inc.* (a)	20,280	179,681
Minerva Neurosciences, Inc.*	3,730	43,827
Mirati Therapeutics, Inc.*	2,114	10,042
Momenta Pharmaceuticals, Inc.*	11,971	180,164
Myovant Sciences Ltd.*	1,717	21,359
Myriad Genetics, Inc.*	13,157	219,327
NantKwest, Inc.* (a)	3,156	18,052
Natera, Inc.*	4,942	57,871
NewLink Genetics Corp.* (a)	4,301	44,214
Novavax, Inc.* (a)	54,701	68,923
OncoMed Pharmaceuticals, Inc.*	4,217	32,513
Ophthotech Corp.*	5,949	28,734
Organovo Holdings, Inc.* (a)	19,047	64,569
Osiris Therapeutics, Inc.* (a)	3,347	16,434
Otonomy, Inc.*	4,554	72,409
OvaScience, Inc.*	5,946	9,097
PDL BioPharma, Inc.	31,644	67,085
Pfenex, Inc.*	3,672	33,305
PharmAthene, Inc.*	11,812	38,389
Portola Pharmaceuticals, Inc.*	9,604	215,514
Progenics Pharmaceuticals, Inc.*	13,781	119,068
Protagonist Therapeutics, Inc.* (a)	1,475	32,435
Proteostasis Therapeutics, Inc.* (a)	1,202	14,737
Prothena Corp. PLC* (a)	6,767	332,869
PTC Therapeutics, Inc.*	6,126	66,835
Puma Biotechnology, Inc.*	5,434	166,824
Ra Pharmaceuticals, Inc.*	993	15,084
Radius Health, Inc.* (a)	6,147	233,770
REGENXBIO, Inc.* (a)	3,833	71,102
	Shares	Value ($)

Regulus Therapeutics, Inc.* (a)	7,348	16,533
Repligen Corp.*	6,609	203,689
Retrophin, Inc.*	7,129	134,952
Rigel Pharmaceuticals, Inc.*	18,077	43,023
Sage Therapeutics, Inc.*	5,857	299,058
Sangamo BioSciences, Inc.*	14,381	43,862
Sarepta Therapeutics, Inc.*	9,743	267,250
Selecta Biosciences, Inc.*	991	16,996
Seres Therapeutics, Inc.*	3,376	33,422
Sorrento Therapeutics, Inc.* (a)	5,039	24,691
Spark Therapeutics, Inc.*	3,724	185,828
Spectrum Pharmaceuticals, Inc.*	14,498	64,226
Stemline Therapeutics, Inc.*	3,618	38,713
Syndax Pharmaceuticals, Inc.*	892	6,396
Synergy Pharmaceuticals, Inc.* (a)	35,875	218,479
Synthetic Biologics, Inc.*	14,334	10,931
Syros Pharmaceuticals, Inc.* (a)	905	11,005
T2 Biosystems, Inc.* (a)	3,125	16,437
TESARO, Inc.*	5,485	737,623
TG Therapeutics, Inc.* (a)	7,408	34,447
Tokai Pharmaceuticals, Inc.* (a)	1,692	1,655
Trevena, Inc.*	8,476	49,839
Trovagene, Inc.* (a)	5,536	11,626
Ultragenyx Pharmaceutical, Inc.*	7,018	493,436
Vanda Pharmaceuticals, Inc.*	6,915	110,294
Versartis, Inc.*	6,089	90,726
Vital Therapies, Inc.* (a)	3,993	17,370
Voyager Therapeutics, Inc.* (a)	2,225	28,346
vTv Therapeutics, Inc. "A"*	1,054	5,091
XBiotech, Inc.* (a)	3,315	33,548
Xencor, Inc.*	6,788	178,660
Zafgen, Inc.*	4,325	13,753
ZIOPHARM Oncology, Inc.* (a)	23,023	123,173
		15,595,127
Health Care Equipment & Supplies 3.0%
Abaxis, Inc.	4,287	226,225
Accuray, Inc.*	15,816	72,754
Analogic Corp.	2,306	191,283
AngioDynamics, Inc.*	5,204	87,791
Anika Therapeutics, Inc.*	2,683	131,360
AtriCure, Inc.*	5,966	116,755
Atrion Corp.	259	131,365
Avinger, Inc.*	3,900	14,430
AxoGen, Inc.*	5,647	50,823
Cantel Medical Corp.	6,762	532,507
Cardiovascular Systems, Inc.*	6,212	150,392
Cerus Corp.*	19,212	83,572
ConforMIS, Inc.* (a)	6,779	54,910
CONMED Corp.	5,380	237,635
Corindus Vascular Robotics, Inc.*	10,458	7,304
CryoLife, Inc.	5,978	114,479
Cutera, Inc.*	2,544	44,138
Cynosure, Inc. "A"*	4,620	210,672
Endologix, Inc.*	16,005	91,549
Entellus Medical, Inc.*	1,426	27,051
Exactech, Inc.*	1,915	52,279
GenMark Diagnostics, Inc.*	8,175	100,062
Glaukos Corp.*	3,171	108,765
Globus Medical, Inc. "A"*	13,633	338,235
Haemonetics Corp.*	9,958	400,312
Halyard Health, Inc.*	9,111	336,925
ICU Medical, Inc.*	2,862	421,716
Inogen, Inc.*	3,183	213,802
	Shares	Value ($)

Insulet Corp.*	11,218	422,694
Integer Holdings Corp.*	5,798	170,751
Integra LifeSciences Holdings Corp.*	5,655	485,142
Invacare Corp.	5,966	77,856
InVivo Therapeutics Holdings Corp.* (a)	5,989	25,154
iRadimed Corp.* (a)	793	8,802
iRhythm Technologies, Inc.*	1,285	38,550
IRIDEX Corp.*	1,426	20,050
K2M Group Holdings, Inc.*	4,883	97,855
LeMaitre Vascular, Inc.	2,556	64,769
Masimo Corp.*	7,750	522,350
Meridian Bioscience, Inc.	8,321	147,282
Merit Medical Systems, Inc.*	8,431	223,421
Natus Medical, Inc.*	6,330	220,284
Neogen Corp.*	7,102	468,732
Nevro Corp.*	4,669	339,249
Novocure Ltd.* (a)	9,602	75,376
NuVasive, Inc.*	9,624	648,273
NxStage Medical, Inc.*	12,406	325,161
Obalon Therapeutics, Inc.*	947	8,381
OraSure Technologies, Inc.*	10,054	88,274
Orthofix International NV*	3,516	127,209
Oxford Immunotec Global PLC*	4,283	64,031
Penumbra, Inc.*	4,950	315,810
Quidel Corp.*	5,151	110,334
Rockwell Medical, Inc.* (a)	8,999	58,943
RTI Surgical, Inc.*	10,252	33,319
Second Sight Medical Products, Inc.*	2,450	4,826
Senseonics Holdings, Inc.*	5,285	14,111
Spectranetics Corp.*	8,440	206,780
STAAR Surgical Co.*	7,958	86,344
SurModics, Inc.*	2,464	62,586
Tactile Systems Technology, Inc.*	810	13,292
Tandem Diabetes Care, Inc.*	4,207	9,045
TransEnterix, Inc.* (a)	13,196	17,155
Utah Medical Products, Inc.	736	53,544
Vascular Solutions, Inc.*	3,309	185,635
Veracyte, Inc.*	3,643	28,197
ViewRay, Inc.*	1,322	4,138
Wright Medical Group NV*	20,067	461,140
Zeltiq Aesthetics, Inc.*	6,934	301,768
		11,185,704
Health Care Providers & Services 2.0%
AAC Holdings, Inc.*	1,879	13,604
Aceto Corp.	5,536	121,626
Addus HomeCare Corp.*	1,329	46,581
Adeptus Health, Inc. "A"* (a)	2,786	21,285
Air Methods Corp.*	6,430	204,796
Almost Family, Inc.*	1,535	67,694
Amedisys, Inc.*	5,448	232,248
American Renal Associates Holdings, Inc.* (a)	1,653	35,176
AMN Healthcare Services, Inc.*	9,210	354,124
BioScrip, Inc.*	21,040	21,882
BioTelemetry, Inc.*	5,042	112,689
Capital Senior Living Corp.*	5,327	85,498
Chemed Corp.	3,142	504,008
Civitas Solutions, Inc.*	2,856	56,834
Community Health Systems, Inc.*	21,471	120,023
CorVel Corp.*	1,868	68,369
	Shares	Value ($)

Cross Country Healthcare, Inc.*	5,952	92,911
Diplomat Pharmacy, Inc.*	8,904	112,190
Fulgent Genetics, Inc.*	972	11,246
Genesis Healthcare, Inc.*	6,503	27,638
Healthequity, Inc.*	8,391	340,003
HealthSouth Corp.	16,928	698,111
Healthways, Inc.*	6,048	137,592
Kindred Healthcare, Inc.	16,814	131,990
Landauer, Inc.	1,851	89,033
LHC Group, Inc.*	2,836	129,605
Magellan Health, Inc.*	4,480	337,120
Molina Healthcare, Inc.*	8,406	456,110
National Healthcare Corp.	2,120	160,675
National Research Corp. "A"	1,489	28,291
Nobilis Health Corp.* (a)	10,486	22,021
Owens & Minor, Inc.	12,121	427,750
PharMerica Corp.*	5,903	148,460
Providence Service Corp.*	2,623	99,805
Quorum Health Corp.*	5,617	40,836
RadNet, Inc.*	7,589	48,949
Select Medical Holdings Corp.*	20,798	275,574
Surgery Partners, Inc.*	3,532	55,982
Surgical Care Affiliates, Inc.*	5,236	242,270
Team Health Holdings, Inc.*	13,195	573,323
Teladoc, Inc.* (a)	3,934	64,911
The Ensign Group, Inc.	9,310	206,775
Triple-S Management Corp. "B"*	4,446	92,032
U.S. Physical Therapy, Inc.	2,407	168,971
Universal American Corp.*	7,672	76,336
		7,362,947
Health Care Technology 0.4%
Castlight Health, Inc. "B"* (a)	7,643	37,833
Computer Programs & Systems, Inc.	2,091	49,348
Cotiviti Holdings, Inc.*	2,396	82,422
Evolent Health, Inc. "A"*	2,885	42,698
HealthStream, Inc.*	4,831	121,017
HMS Holdings Corp.*	16,391	297,661
Medidata Solutions, Inc.*	10,686	530,774
NantHealth, Inc.*	1,287	12,793
Omnicell, Inc.*	6,936	235,130
Quality Systems, Inc.	9,475	124,596
Tabula Rasa HealthCare, Inc.*	875	13,107
Vocera Communications, Inc.*	4,905	90,693
		1,638,072
Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc.* (a)	4,467	92,690
Albany Molecular Research, Inc.*	4,940	92,674
Cambrex Corp.*	6,188	333,843
ChromaDex Corp.*	5,445	18,023
Enzo Biochem, Inc.*	7,495	52,015
Fluidigm Corp.*	6,205	45,172
INC Research Holdings, Inc. "A"*	8,033	422,536
Luminex Corp.*	7,170	145,049
Medpace Holdings, Inc.*	1,583	57,099
NanoString Technologies, Inc.*	2,844	63,421
NeoGenomics, Inc.*	9,735	83,429
Pacific Biosciences of California, Inc.*	15,627	59,383
PAREXEL International Corp.*	10,191	669,753
PRA Health Sciences, Inc.*	4,733	260,883
		2,395,970
	Shares	Value ($)

Pharmaceuticals 1.6%
AcelRx Pharmaceuticals, Inc.* (a)	6,717	17,464
Aclaris Therapeutics, Inc.*	2,057	55,827
Aerie Pharmaceuticals, Inc.*	5,486	207,645
Agile Therapeutics, Inc.*	2,158	12,301
Amphastar Pharmaceuticals, Inc.*	6,754	124,409
Ampio Pharmaceuticals, Inc.*	8,304	7,475
ANI Pharmaceuticals, Inc.*	1,612	97,719
Aratana Therapeutics, Inc.*	6,321	45,385
Axsome Therapeutics, Inc.*	2,107	14,222
Bio-Path Holdings, Inc.*	15,702	21,198
Catalent, Inc.*	19,365	522,080
Cempra, Inc.* (a)	8,694	24,343
Clearside Biomedical, Inc.* (a)	1,602	14,322
Collegium Pharmaceutical, Inc.* (a)	3,149	49,030
Corcept Therapeutics, Inc.* (a)	14,180	102,947
DepoMed, Inc.*	11,877	214,024
Dermira, Inc.*	4,847	147,010
Durect Corp.*	25,179	33,740
Egalet Corp.* (a)	4,216	32,252
Endocyte, Inc.*	7,143	18,215
Flex Pharma, Inc.*	2,021	10,671
Heska Corp.*	1,196	85,634
Horizon Pharma PLC*	31,369	507,550
Impax Laboratories, Inc.*	14,245	188,746
Innoviva, Inc.* (a)	16,019	171,403
Intersect ENT, Inc.*	4,843	58,600
Intra-Cellular Therapies, Inc.*	6,685	100,877
Lannett Co., Inc.* (a)	5,521	121,738
Lipocine, Inc.* (a)	3,145	11,574
Medicines Co.*	13,103	444,716
MyoKardia, Inc.*	2,814	36,441
Nektar Therapeutics*	27,647	339,229
Neos Therapeutics, Inc.* (a)	2,607	15,251
Novan, Inc.* (a)	829	22,400
Ocular Therapeutix, Inc.*	3,855	32,266
Omeros Corp.* (a)	7,923	78,596
Pacira Pharmaceuticals, Inc.*	7,099	229,298
Paratek Pharmaceuticals, Inc.*	3,631	55,917
Phibro Animal Health Corp. "A"	3,714	108,820
Prestige Brands Holdings, Inc.*	9,897	515,634
Reata Pharmaceuticals, Inc. "A"* (a)	1,082	23,620
Revance Therapeutics, Inc.* (a)	3,885	80,419
Sciclone Pharmaceuticals, Inc.*	9,526	102,881
Sucampo Pharmaceuticals, Inc. "A"*	4,384	59,403
Supernus Pharmaceuticals, Inc.*	9,214	232,653
Teligent, Inc.*	8,427	55,702
Tetraphase Pharmaceuticals, Inc.*	6,769	27,279
TherapeuticsMD, Inc.* (a)	29,350	169,349
Theravance Biopharma, Inc.* (a)	7,662	244,265
Titan Pharmaceuticals, Inc.*	3,560	14,240
WaVe Life Sciences Ltd.*	1,404	36,715
Zogenix, Inc.*	4,591	55,781
		5,999,276
Industrials 14.3%
Aerospace & Defense 1.5%
AAR Corp.	6,303	208,314
Aerojet Rocketdyne Holdings, Inc.*	11,562	207,538
Aerovironment, Inc.*	4,120	110,540
Astronics Corp.*	3,752	126,968
Cubic Corp.	4,949	237,304
	Shares	Value ($)

Curtiss-Wright Corp.	8,552	841,175
DigitalGlobe, Inc.*	12,276	351,707
Ducommun, Inc.*	2,027	51,810
Engility Holdings, Inc.*	3,485	117,444
Esterline Technologies Corp.*	5,740	512,008
KLX, Inc.*	10,253	462,513
Kratos Defense & Security Solutions, Inc.*	10,845	80,253
Mercury Systems, Inc.*	7,582	229,128
Moog, Inc. "A"*	6,212	408,004
National Presto Industries, Inc.	1,003	106,719
Sparton Corp.*	1,968	46,937
Taser International, Inc.*	10,128	245,503
Teledyne Technologies, Inc.*	6,613	813,399
The Keyw Holding Corp.*	6,811	80,302
Triumph Group, Inc.	9,584	253,976
Vectrus, Inc.*	2,198	52,422
Wesco Aircraft Holdings, Inc.*	10,549	157,708
		5,701,672
Air Freight & Logistics 0.6%
Air Transport Services Group, Inc.*	9,147	145,986
Atlas Air Worldwide Holdings, Inc.*	4,816	251,154
Echo Global Logistics, Inc.*	5,686	142,434
Forward Air Corp.	5,777	273,714
Hub Group, Inc. "A"*	6,488	283,850
Park-Ohio Holdings Corp.	1,557	66,328
Radiant Logistics, Inc.*	7,884	30,748
XPO Logistics, Inc.*	18,840	813,135
		2,007,349
Airlines 0.4%
Allegiant Travel Co.	2,560	425,984
Hawaiian Holdings, Inc.*	10,223	582,711
SkyWest, Inc.	9,813	357,684
		1,366,379
Building Products 1.1%
AAON, Inc.	7,847	259,343
Advanced Drainage Systems, Inc.	6,936	142,882
American Woodmark Corp.*	2,719	204,605
Apogee Enterprises, Inc.	5,549	297,204
Armstrong Flooring, Inc.*	4,428	88,161
Builders FirstSource, Inc.*	16,588	181,970
Caesarstone Ltd.*	4,727	135,429
Continental Building Products, Inc.*	6,556	151,444
CSW Industrials, Inc.*	2,729	100,564
Gibraltar Industries, Inc.*	6,127	255,189
Griffon Corp.	5,720	149,864
Insteel Industries, Inc.	3,479	123,992
Masonite International Corp.*	5,886	387,299
NCI Building Systems, Inc.*	5,255	82,241
Patrick Industries, Inc.*	2,747	209,596
PGT Innovations, Inc.*	9,587	109,771
Ply Gem Holdings, Inc.*	4,258	69,192
Quanex Building Products Corp.	6,480	131,544
Simpson Manufacturing Co., Inc.	7,965	348,469
Trex Co., Inc.*	5,724	368,626
Universal Forest Products, Inc.	3,844	392,780
		4,190,165
Commercial Services & Supplies 2.4%
ABM Industries, Inc.	10,818	441,807
Acco Brands Corp.*	20,209	263,727
Advanced Disposal Services, Inc.*	4,223	93,835
Aqua Metals, Inc.* (a)	2,028	26,587
	Shares	Value ($)

ARC Document Solutions, Inc.*	8,849	44,953
Brady Corp. "A"	8,877	333,331
Casella Waste Systems, Inc. "A"*	7,335	91,027
CECO Environmental Corp.	5,717	79,752
CompX International, Inc.	545	8,775
Deluxe Corp.	9,431	675,354
Ennis, Inc.	5,144	89,248
Essendant, Inc.	7,007	146,446
G&K Services, Inc. "A"	3,790	365,546
Healthcare Services Group, Inc.	13,668	535,376
Heritage-Crystal Clean, Inc.*	2,282	35,827
Herman Miller, Inc.	11,625	397,575
HNI Corp.	8,809	492,599
Innerworkings, Inc.*	7,455	73,432
Interface, Inc.	12,657	234,787
Kimball International, Inc. "B"	6,985	122,657
Knoll, Inc.	9,349	261,118
Matthews International Corp. "A"	6,189	475,625
McGrath RentCorp.	4,585	179,686
Mobile Mini, Inc.	8,624	260,876
MSA Safety, Inc.	6,055	419,793
Multi-Color Corp.	2,578	200,053
NL Industries, Inc.*	1,487	12,119
Quad Graphics, Inc.	5,718	153,700
SP Plus Corp.*	3,274	92,163
Steelcase, Inc. "A"	16,356	292,772
Team, Inc.*	5,470	214,698
Tetra Tech, Inc.	11,197	483,151
The Brink's Co.	8,760	361,350
TRC Companies, Inc.*	3,963	42,008
U.S. Ecology, Inc.	4,329	212,770
UniFirst Corp.	2,920	419,458
Viad Corp.	3,858	170,138
VSE Corp.	1,662	64,552
West Corp.	8,198	202,982
		9,071,653
Construction & Engineering 1.0%
Aegion Corp.*	6,528	154,714
Ameresco, Inc. "A"*	4,913	27,021
Argan, Inc.	2,569	181,243
Comfort Systems U.S.A., Inc.	7,307	243,323
Dycom Industries, Inc.*	5,940	476,923
EMCOR Group, Inc.	11,602	820,957
Granite Construction, Inc.	7,710	424,050
Great Lakes Dredge & Dock Co.*	12,467	52,361
HC2 Holdings, Inc.*	7,419	43,995
IES Holdings, Inc.*	1,464	28,036
Layne Christensen Co.*	3,399	36,947
MasTec, Inc.*	12,881	492,698
MYR Group, Inc.*	2,801	105,542
NV5 Holdings, Inc.*	1,384	46,226
Orion Group Holdings, Inc.*	4,962	49,372
Primoris Services Corp.	7,662	174,540
Tutor Perini Corp.*	7,165	200,620
		3,558,568
Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,111	23,764
American Superconductor Corp.* (a)	2,217	16,339
Atkore International Group, Inc.*	2,360	56,428
AZZ, Inc.	5,011	320,203
Babcock & Wilcox Enterprises, Inc.*	8,649	143,487
Encore Wire Corp.	4,006	173,660
Energous Corp.* (a)	2,806	47,281
	Shares	Value ($)

EnerSys	8,452	660,101
FuelCell Energy, Inc.* (a)	6,229	10,901
Generac Holdings, Inc.*	12,693	517,113
General Cable Corp.	9,556	182,042
LSI Industries, Inc.	4,485	43,684
Plug Power, Inc.* (a)	36,975	44,370
Powell Industries, Inc.	1,624	63,336
Power Solutions International, Inc.*	777	5,827
Preformed Line Products Co.	538	31,268
Sunrun, Inc.* (a)	11,977	63,598
Thermon Group Holdings, Inc.*	6,398	122,138
TPI Composites, Inc.*	1,167	18,719
Vicor Corp.*	3,238	48,894
		2,593,153
Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,056	177,811
Machinery 3.5%
Actuant Corp. "A"	11,391	295,596
Alamo Group, Inc.	1,890	143,829
Albany International Corp. "A"	5,617	260,067
Altra Industrial Motion Corp.	4,791	176,788
American Railcar Industries, Inc. (a)	1,462	66,214
Astec Industries, Inc.	3,805	256,685
Barnes Group, Inc.	9,753	462,487
Blue Bird Corp.*	913	14,106
Briggs & Stratton Corp.	8,043	179,037
Chart Industries, Inc.*	5,811	209,312
CIRCOR International, Inc.	3,129	203,010
CLARCOR, Inc.	9,171	756,332
Columbus McKinnon Corp.	3,663	99,048
DMC Global, Inc.	2,645	41,923
Douglas Dynamics, Inc.	4,349	146,344
Energy Recovery, Inc.*	6,508	67,358
EnPro Industries, Inc.	4,209	283,518
ESCO Technologies, Inc.	4,875	276,169
Federal Signal Corp.	11,651	181,872
Franklin Electric Co., Inc.	8,947	348,038
FreightCar America, Inc.	2,340	34,936
Gencor Industries, Inc.*	1,422	22,325
Global Brass & Copper Holdings, Inc.	4,011	137,577
Gorman-Rupp Co.	3,509	108,604
Graham Corp.	1,917	42,462
Greenbrier Companies, Inc. (a)	5,266	218,802
Hardinge, Inc.	2,186	24,221
Harsco Corp.	15,677	213,207
Hillenbrand, Inc.	11,405	437,382
Hurco Companies, Inc.	1,216	40,250
Hyster-Yale Materials Handling, Inc.	1,808	115,296
John Bean Technologies Corp.	5,657	486,219
Joy Global, Inc.	18,821	526,988
Kadant, Inc.	2,123	129,928
Kennametal, Inc.	15,328	479,153
Lindsay Corp. (a)	2,017	150,488
Lydall, Inc.*	3,140	194,209
Manitowoc Co., Inc.*	24,040	143,759
Meritor, Inc.*	16,168	200,807
Milacron Holdings Corp.*	2,904	54,102
Miller Industries, Inc.	2,077	54,937
Mueller Industries, Inc.	10,983	438,881
Mueller Water Products, Inc. "A"	30,175	401,629
Navistar International Corp.*	9,473	297,168
NN, Inc.	4,876	92,888
	Shares	Value ($)

Omega Flex, Inc.	496	27,657
Proto Labs, Inc.*	4,818	247,404
RBC Bearings, Inc.*	4,388	407,250
Rexnord Corp.*	16,020	313,832
SPX Corp.*	7,903	187,459
SPX FLOW, Inc.*	6,969	223,426
Standex International Corp.	2,461	216,199
Sun Hydraulics Corp.	4,414	176,428
Supreme Industries, Inc. "A"	2,455	38,543
Tennant Co.	3,399	242,009
The ExOne Co.*	1,931	18,036
Titan International, Inc.	8,353	93,637
TriMas Corp.*	8,555	201,042
Wabash National Corp.*	12,195	192,925
Watts Water Technologies, Inc. "A"	5,360	349,472
Woodward, Inc.	10,231	706,451
		13,155,721
Marine 0.1%
Costamare, Inc.	4,971	27,838
Matson, Inc.	8,403	297,382
Scorpio Bulkers, Inc.* (a)	10,931	55,201
		380,421
Professional Services 1.3%
Acacia Research Corp.	9,463	61,509
Barrett Business Services, Inc.	1,313	84,163
CBIZ, Inc.*	9,546	130,780
CEB, Inc.	6,236	377,902
Cogint, Inc.* (a)	2,876	9,922
CRA International, Inc.	1,670	61,122
Exponent, Inc.	4,959	299,028
Franklin Covey Co.*	1,857	37,419
FTI Consulting, Inc.*	8,057	363,210
GP Strategies Corp.*	2,455	70,213
Heidrick & Struggles International, Inc.	3,698	89,307
Hill International, Inc.*	6,498	28,266
Huron Consulting Group, Inc.*	4,193	212,375
ICF International, Inc.*	3,436	189,667
Insperity, Inc.	3,087	219,023
Kelly Services, Inc. "A"	5,793	132,776
Kforce, Inc.	4,882	112,774
Korn/Ferry International	10,926	321,552
Mistras Group, Inc.*	3,298	84,693
Navigant Consulting, Inc.*	9,228	241,589
On Assignment, Inc.*	9,876	436,124
Resources Connection, Inc.	6,803	130,958
RPX Corp.*	9,951	107,471
The Advisory Board Co.*	7,954	264,470
TriNet Group, Inc.*	7,886	202,039
TrueBlue, Inc.*	8,205	202,253
WageWorks, Inc.*	7,078	513,155
		4,983,760
Road & Rail 0.5%
ArcBest Corp.	4,658	128,794
Celadon Group, Inc.	4,889	34,956
Covenant Transportation Group, Inc. "A"*	2,368	45,797
Heartland Express, Inc.	8,673	176,582
Knight Transportation, Inc.	12,916	426,874
Marten Transport Ltd.	4,313	100,493
P.A.M. Transportation Services, Inc.*	585	15,198
	Shares	Value ($)

Roadrunner Transportation Systems, Inc.*	5,795	60,210
Saia, Inc.*	4,798	211,832
Swift Transportation Co.*	14,483	352,806
Universal Logistics Holdings, Inc.	1,559	25,490
USA Truck, Inc.*	1,751	15,251
Werner Enterprises, Inc.	8,502	229,129
YRC Worldwide, Inc.*	6,093	80,915
		1,904,327
Trading Companies & Distributors 1.1%
Aircastle Ltd.	9,443	196,887
Applied Industrial Technologies, Inc.	7,016	416,750
Beacon Roofing Supply, Inc.*	11,605	534,642
BMC Stock Holdings, Inc.*	10,883	212,219
CAI International, Inc.*	3,112	26,981
DXP Enterprises, Inc.*	2,977	103,421
GATX Corp. (a)	7,941	489,007
GMS, Inc.*	1,333	39,030
H&E Equipment Services, Inc.	6,037	140,360
Kaman Corp.	5,125	250,766
Lawson Products, Inc.*	1,323	31,487
MRC Global, Inc.*	17,892	362,492
Neff Corp. "A"*	2,041	28,778
NOW, Inc.*	20,807	425,919
Rush Enterprises, Inc. "A"*	5,621	179,310
Rush Enterprises, Inc. "B"*	1,226	37,847
SiteOne Landscape Supply, Inc.*	2,194	76,198
Textainer Group Holdings Ltd.	3,974	29,606
Titan Machinery, Inc.*	3,745	54,565
Triton International Ltd.	7,969	125,910
Univar, Inc.*	8,049	228,350
Veritiv Corp.*	1,624	87,290
Willis Lease Finance Corp.*	789	20,183
		4,097,998
Information Technology 16.6%
Communications Equipment 1.8%
ADTRAN, Inc.	9,709	216,996
Aerohive Networks, Inc.*	4,136	23,575
Applied Optoelectronics, Inc.*	3,073	72,031
Bel Fuse, Inc. "B"	1,956	60,440
Black Box Corp.	2,889	44,057
CalAmp Corp.*	7,096	102,892
Calix, Inc.*	8,087	62,270
Ciena Corp.*	26,670	651,015
Clearfield, Inc.*	2,150	44,505
Comtech Telecommunications Corp.	4,224	50,054
Digi International, Inc.*	4,724	64,955
EMCORE Corp.	4,947	43,039
Extreme Networks, Inc.*	19,988	100,540
Finisar Corp.*	20,888	632,280
Harmonic, Inc.*	15,538	77,690
Infinera Corp.*	27,279	231,599
InterDigital, Inc.	6,706	612,593
Ixia*	12,138	195,422
KVH Industries, Inc.*	3,080	36,344
Lumentum Holdings, Inc.*	9,818	379,466
NETGEAR, Inc.*	6,279	341,264
NetScout Systems, Inc.*	17,392	547,848
Oclaro, Inc.*	21,742	194,591
Plantronics, Inc.	6,445	352,928
Quantenna Communications, Inc.*	1,166	21,139
ShoreTel, Inc.*	12,733	91,041
	Shares	Value ($)

Silicom Ltd.	1,062	43,637
Sonus Networks, Inc.*	9,856	62,093
Ubiquiti Networks, Inc.*	5,067	292,873
ViaSat, Inc.*	9,882	654,386
Viavi Solutions, Inc.*	45,446	371,748
		6,675,311
Electronic Equipment, Instruments & Components 2.8%
Agilysys, Inc.*	2,773	28,728
Anixter International, Inc.*	5,635	456,717
AVX Corp.	8,814	137,763
Badger Meter, Inc.	5,237	193,507
Belden, Inc.	7,995	597,786
Benchmark Electronics, Inc.*	9,594	292,617
Coherent, Inc.*	4,700	645,709
Control4 Corp.*	3,702	37,760
CTS Corp.	5,912	132,429
Daktronics, Inc.	7,095	75,917
Electro Scientific Industries, Inc.*	5,165	30,577
ePlus, Inc.*	1,196	137,779
Fabrinet*	6,780	273,234
FARO Technologies, Inc.*	3,126	112,536
II-VI, Inc.*	11,623	344,622
Insight Enterprises, Inc.*	7,143	288,863
InvenSense, Inc.*	15,764	201,622
Itron, Inc.*	6,490	407,896
Kimball Electronics, Inc.*	5,310	96,642
Knowles Corp.*	17,328	289,551
Littelfuse, Inc.	4,297	652,156
Maxwell Technologies, Inc.*	5,955	30,490
Mesa Laboratories, Inc.	609	74,755
Methode Electronics, Inc.	7,087	293,047
MTS Systems Corp.	3,317	188,074
Novanta, Inc.*	5,823	122,283
OSI Systems, Inc.*	3,322	252,871
Park Electrochemical Corp.	3,659	68,240
PC Connection, Inc.	2,233	62,725
Plexus Corp.*	6,475	349,909
Radisys Corp.*	6,733	29,827
Rogers Corp.*	3,502	268,989
Sanmina Corp.*	14,256	522,482
ScanSource, Inc.*	4,754	191,824
SYNNEX Corp.	5,672	686,425
Systemax, Inc.	2,113	18,531
Tech Data Corp.*	6,795	575,401
TTM Technologies, Inc.*	13,731	187,154
Universal Display Corp.*	8,061	453,834
Vishay Intertechnology, Inc.	26,436	428,263
Vishay Precision Group, Inc.*	2,383	45,039
		10,284,574
Internet Software & Services 2.2%
2U, Inc.*	7,184	216,598
Actua Corp.*	6,768	94,752
Alarm.com Holdings, Inc.*	1,956	54,435
Amber Road, Inc.*	3,143	28,538
Angie's List, Inc.*	8,152	67,091
Appfolio, Inc. "A"* (a)	1,444	34,439
Apptio, Inc. "A"*	1,161	21,513
Autobytel, Inc.*	1,651	22,206
Bankrate, Inc.*	8,963	99,041
Bazaarvoice, Inc.*	15,611	75,713
Benefitfocus, Inc.* (a)	2,442	72,527
Blucora, Inc.*	7,841	115,655
	Shares	Value ($)

Box, Inc. "A"* (a)	9,260	128,344
Brightcove, Inc.*	6,173	49,693
Carbonite, Inc.*	3,452	56,613
Care.com, Inc.*	2,705	23,182
ChannelAdvisor Corp.*	4,430	63,570
Cimpress NV*	4,869	446,049
comScore, Inc.*	9,280	293,062
Cornerstone OnDemand, Inc.*	9,786	414,046
Coupa Software, Inc.* (a)	1,557	38,941
DHI Group, Inc.*	9,532	59,575
EarthLink Holdings Corp.	19,970	112,631
Endurance International Group Holdings, Inc.*	12,141	112,911
Envestnet, Inc.*	8,057	284,009
Five9, Inc.*	6,259	88,815
Global Sources Ltd.*	1,557	13,779
Gogo, Inc.* (a)	11,008	101,494
GrubHub, Inc.*	15,694	590,408
GTT Communications, Inc.*	5,225	150,219
Hortonworks, Inc.* (a)	8,702	72,314
Instructure, Inc.* (a)	1,993	38,963
Intralinks Holdings, Inc.*	8,033	108,606
j2 Global, Inc.	9,123	746,261
Limelight Networks, Inc.*	11,982	30,195
Liquidity Services, Inc.*	4,921	47,980
LivePerson, Inc.*	10,747	81,140
LogMeIn, Inc.	4,893	472,419
Marchex, Inc. "B"*	6,255	16,576
MeetMe, Inc.*	7,833	38,617
MINDBODY, Inc. "A"* (a)	2,735	58,256
New Relic, Inc.*	4,386	123,904
NIC, Inc.	12,356	295,308
Numerex Corp. "A"*	2,646	19,580
Q2 Holdings, Inc.*	4,849	139,894
QuinStreet, Inc.*	6,773	25,466
Quotient Technology, Inc.*	12,773	137,310
RealNetworks, Inc.*	4,458	21,666
Reis, Inc.	1,694	37,692
RetailMeNot, Inc.*	7,742	72,001
Rightside Group Ltd.*	2,204	18,227
Shutterstock, Inc.*	3,704	176,014
SPS Commerce, Inc.*	3,258	227,702
Stamps.com, Inc.*	3,160	362,294
TechTarget, Inc.*	2,507	21,385
Trade Desk, Inc. "A"* (a)	971	26,868
TrueCar, Inc.*	10,303	128,787
Web.com Group, Inc.*	8,017	169,560
WebMD Health Corp.*	7,251	359,432
Xactly Corp.*	4,335	47,685
XO Group, Inc.*	5,167	100,498
		8,152,449
IT Services 2.0%
Acxiom Corp.*	15,051	403,367
ALJ Regional Holdings, Inc.*	3,517	15,440
Blackhawk Network Holdings, Inc.*	10,671	402,030
CACI International, Inc. "A"*	4,724	587,193
Cardtronics PLC "A"*	8,743	477,106
Cass Information Systems, Inc.	2,093	153,982
Convergys Corp.	17,249	423,635
CSG Systems International, Inc.	6,229	301,484
Datalink Corp.*	3,701	41,673
EPAM Systems, Inc.*	9,186	590,752
EVERTEC, Inc.	12,021	213,373
	Shares	Value ($)

Exlservice Holdings, Inc.*	6,322	318,882
Forrester Research, Inc.	2,014	86,501
Information Services Group, Inc.*	5,870	21,367
Lionbridge Technologies, Inc.*	11,340	65,772
ManTech International Corp. "A"	4,633	195,744
MAXIMUS, Inc.	12,454	694,809
MoneyGram International, Inc.*	5,584	65,947
NCI, Inc. "A"	1,135	15,833
NeuStar, Inc. "A"*	10,505	350,867
Perficient, Inc.*	6,907	120,803
PFSweb, Inc.*	2,777	23,604
Planet Payment, Inc.*	8,000	32,640
Science Applications International Corp.	8,211	696,293
ServiceSource International, Inc.*	12,018	68,262
Sykes Enterprises, Inc.*	7,475	215,728
Syntel, Inc.	6,278	124,242
TeleTech Holdings, Inc.	3,169	96,654
The Hackett Group, Inc.	4,281	75,602
Travelport Worldwide Ltd.	22,399	315,826
Unisys Corp.* (a)	9,908	148,125
Virtusa Corp.*	5,230	131,378
		7,474,914
Semiconductors & Semiconductor Equipment 3.8%
Acacia Communications, Inc.*	992	61,256
Advanced Energy Industries, Inc.*	7,675	420,206
Advanced Micro Devices, Inc.*	145,231	1,646,920
Alpha & Omega Semiconductor Ltd.*	3,700	78,699
Ambarella, Inc.* (a)	6,222	336,797
Amkor Technology, Inc.*	19,496	205,683
Applied Micro Circuits Corp.*	14,341	118,313
Axcelis Technologies, Inc.*	5,633	81,960
Brooks Automation, Inc.	12,391	211,514
Cabot Microelectronics Corp.	4,466	282,117
Cavium, Inc.*	12,355	771,446
CEVA, Inc.*	3,725	124,974
Cirrus Logic, Inc.*	12,175	688,375
Cohu, Inc.	5,440	75,616
Diodes, Inc.*	7,473	191,832
DSP Group, Inc.*	4,147	54,118
Entegris, Inc.*	27,517	492,554
Exar Corp.*	8,267	89,118
FormFactor, Inc.*	13,091	146,619
GigPeak, Inc.*	12,352	31,127
Impinj, Inc.* (a)	1,085	38,344
Inphi Corp.*	7,803	348,170
Integrated Device Technology, Inc.*	26,193	617,107
Intersil Corp. "A"	25,676	572,575
IXYS Corp.	4,649	55,323
Kopin Corp.*	12,506	35,517
Lattice Semiconductor Corp.*	22,710	167,146
MACOM Technology Solutions Holdings, Inc.*	4,580	211,962
MaxLinear, Inc. "A"*	10,858	236,704
Microsemi Corp.*	21,909	1,182,429
MKS Instruments, Inc.	10,041	596,435
Monolithic Power Systems, Inc.	7,521	616,196
Nanometrics, Inc.*	4,448	111,467
NeoPhotonics Corp.*	6,046	65,357
NVE Corp.	923	65,930
PDF Solutions, Inc.*	5,232	117,982
Photronics, Inc.*	12,730	143,849
	Shares	Value ($)

Power Integrations, Inc.	5,333	361,844
Rambus, Inc.*	21,234	292,392
Rudolph Technologies, Inc.*	5,643	131,764
Semtech Corp.*	12,562	396,331
Sigma Designs, Inc.*	7,394	44,364
Silicon Laboratories, Inc.*	8,016	521,040
Synaptics, Inc.*	6,817	365,255
Tessera Holding Corp.	9,564	422,729
Ultra Clean Holdings, Inc.*	6,673	64,728
Ultratech, Inc.*	4,078	97,790
Veeco Instruments, Inc.*	7,798	227,312
Xcerra Corp.*	9,732	74,353
		14,291,639
Software 3.5%
8x8, Inc.*	17,182	245,703
A10 Networks, Inc.*	8,347	69,364
ACI Worldwide, Inc.*	22,404	406,633
American Software, Inc. "A"	5,360	55,369
Aspen Technology, Inc.*	14,806	809,592
Barracuda Networks, Inc.*	4,161	89,170
Blackbaud, Inc.	8,907	570,048
Blackline, Inc.*	1,789	49,430
Bottomline Technologies de, Inc.*	7,811	195,431
BroadSoft, Inc.*	5,750	237,188
Callidus Software*	11,846	199,013
CommVault Systems, Inc.*	7,510	386,014
Digimarc Corp.* (a)	1,901	57,030
Ebix, Inc. (a)	4,901	279,602
Ellie Mae, Inc.*	6,365	532,623
EnerNOC, Inc.*	4,775	28,650
Everbridge, Inc.*	1,563	28,837
Exa Corp.*	2,626	40,335
Fair Isaac Corp.	5,906	704,113
Gigamon, Inc.*	6,317	287,739
Globant SA*	5,069	169,051
Glu Mobile, Inc.* (a)	19,020	36,899
Guidance Software, Inc.*	4,370	30,940
HubSpot, Inc.*	5,612	263,764
Imperva, Inc.*	5,573	214,003
Jive Software, Inc.*	10,920	47,502
Majesco*	1,211	7,363
Mentor Graphics Corp.	20,773	766,316
MicroStrategy, Inc. "A"*	1,840	363,216
Mitek Systems, Inc.*	5,567	34,237
MobileIron, Inc.*	8,870	33,263
Model N, Inc.*	4,214	37,294
Monotype Imaging Holdings, Inc.	7,900	156,815
Park City Group, Inc.* (a)	2,531	32,144
Paycom Software, Inc.*	8,552	389,030
Paylocity Holding Corp.*	4,277	128,353
Pegasystems, Inc.	7,020	252,720
Progress Software Corp.	9,732	310,743
Proofpoint, Inc.*	7,932	560,396
PROS Holdings, Inc.*	4,775	102,758
QAD, Inc. "A"	1,815	55,176
Qualys, Inc.*	5,379	170,245
Rapid7, Inc.* (a)	3,771	45,893
RealPage, Inc.*	10,508	315,240
RingCentral, Inc. "A"*	11,459	236,055
Rosetta Stone, Inc.*	3,654	32,557
Rubicon Project, Inc.*	7,044	52,266
Sapiens International Corp.	4,335	62,164
SecureWorks Corp. "A"*	1,142	12,094
	Shares	Value ($)

Silver Spring Networks, Inc.*	7,206	95,912
Synchronoss Technologies, Inc.*	8,024	307,319
Take-Two Interactive Software, Inc.*	16,148	795,935
Tangoe, Inc.*	5,240	41,291
TeleNav, Inc.*	6,674	47,052
TiVo Corp.*	22,759	475,663
Varonis Systems, Inc.*	2,022	54,190
VASCO Data Security International, Inc.*	5,717	78,037
Verint Systems, Inc.*	12,058	425,044
Virnetx Holding Corp.* (a)	9,773	21,501
Workiva, Inc.*	4,162	56,811
Zendesk, Inc.*	15,777	334,472
Zix Corp.*	10,252	50,645
		12,974,253
Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.*	20,832	276,857
Avid Technology, Inc.*	6,823	30,021
CPI Card Group, Inc.	4,412	18,310
Cray, Inc.*	7,978	165,145
Diebold Nixdorf, Inc.	13,255	333,363
Eastman Kodak Co.*	3,132	48,546
Electronics for Imaging, Inc.*	9,091	398,731
Immersion Corp.*	5,251	55,818
Nimble Storage, Inc.*	11,930	94,486
Pure Storage, Inc. "A"* (a)	13,371	151,226
Stratasys Ltd.*	9,673	159,992
Super Micro Computer, Inc.*	7,305	204,905
U.S.A. Technologies, Inc.* (a)	6,764	29,085
		1,966,485
Materials 4.8%
Chemicals 2.4%
A. Schulman, Inc.	5,699	190,632
AgroFresh Solutions, Inc.* (a)	4,179	11,074
American Vanguard Corp.	5,713	109,404
Balchem Corp.	6,110	512,751
Calgon Carbon Corp.	9,540	162,180
Chase Corp.	1,342	112,124
Chemours Co.	35,263	778,960
Chemtura Corp.*	12,366	410,551
Codexis, Inc.*	6,369	29,297
Ferro Corp.*	15,812	226,586
Flotek Industries, Inc.*	10,660	100,097
FutureFuel Corp.	4,551	63,259
GCP Applied Technologies, Inc.*	13,782	368,669
H.B. Fuller Co.	9,662	466,771
Hawkins, Inc.	1,775	95,761
Ingevity Corp.*	8,278	454,131
Innophos Holdings, Inc.	3,691	192,892
Innospec, Inc.	4,607	315,580
KMG Chemicals, Inc.	1,890	73,502
Koppers Holdings, Inc.*	3,860	155,558
Kraton Corp.*	5,834	166,152
Kronos Worldwide, Inc.	3,931	46,936
LSB Industries, Inc.*	3,974	33,461
Minerals Technologies, Inc.	6,730	519,893
Olin Corp.	31,812	814,705
Omnova Solutions, Inc.*	8,561	85,610
PolyOne Corp.	16,289	521,900
Quaker Chemical Corp.	2,530	323,688
Rayonier Advanced Materials, Inc.	8,104	125,288
	Shares	Value ($)

Sensient Technologies Corp.	8,514	669,030
Stepan Co.	3,810	310,439
TerraVia Holdings, Inc.* (a)	15,124	17,393
Trecora Resources*	3,644	50,469
Tredegar Corp.	4,853	116,472
Trinseo SA	5,224	309,783
Tronox Ltd. "A"	12,203	125,813
Valhi, Inc.	6,518	22,552
		9,089,363
Construction Materials 0.3%
Forterra, Inc.*	3,384	73,297
Headwaters, Inc.*	14,075	331,044
Summit Materials, Inc. "A"*	14,890	354,223
U.S. Concrete, Inc.*	2,817	184,513
United States Lime & Minerals, Inc.	377	28,558
		971,635
Containers & Packaging 0.2%
AEP Industries, Inc.	787	91,371
Greif, Inc. "A"	4,854	249,059
Greif, Inc. "B"	1,083	73,156
Multi Packaging Solutions International Ltd.*	4,013	57,225
Myers Industries, Inc.	4,549	65,051
UFP Technologies, Inc.*	1,205	30,667
		566,529
Metals & Mining 1.3%
AK Steel Holding Corp.*	60,090	613,519
Allegheny Technologies, Inc. (a)	21,083	335,852
Ampco-Pittsburgh Corp.	1,572	26,331
Carpenter Technology Corp.	8,967	324,336
Century Aluminum Co.*	9,708	83,100
Cliffs Natural Resources, Inc.*	42,854	360,402
Coeur Mining, Inc.*	34,637	314,850
Commercial Metals Co.	22,204	483,603
Ferroglobe PLC	12,466	135,007
Ferroglobe Representation & Warranty Insurance Trust	12,466	0
Gold Resource Corp.	9,413	40,947
Handy & Harman Ltd.*	541	13,823
Haynes International, Inc.	2,517	108,206
Hecla Mining Co.	74,175	388,677
Kaiser Aluminum Corp.	3,421	265,777
Materion Corp.	3,824	151,430
Olympic Steel, Inc.	1,750	42,403
Real Industry, Inc.*	5,114	31,195
Ryerson Holding Corp.*	2,757	36,806
Schnitzer Steel Industries, Inc. "A"	4,891	125,699
Stillwater Mining Co.*	23,752	382,645
SunCoke Energy, Inc.	12,267	139,108
TimkenSteel Corp.*	7,462	115,512
Worthington Industries, Inc.	8,724	413,867
		4,933,095
Paper & Forest Products 0.6%
Boise Cascade Co.*	7,618	171,405
Clearwater Paper Corp.*	3,214	210,678
Deltic Timber Corp.	2,057	158,533
KapStone Paper & Packaging Corp.	16,759	369,536
Louisiana-Pacific Corp.*	27,906	528,261
Neenah Paper, Inc.	3,167	269,828
P.H. Glatfelter Co.	8,500	203,065
Schweitzer-Mauduit International, Inc.	5,921	269,583
		2,180,889
	Shares	Value ($)

Real Estate 7.7%
Equity Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	15,369	502,259
Agree Realty Corp.	4,825	222,191
Alexander's, Inc.	403	172,029
American Assets Trust, Inc.	7,585	326,762
Armada Hoffler Properties, Inc.	6,588	95,987
Ashford Hospitality Prime, Inc.	4,275	58,354
Ashford Hospitality Trust	15,762	122,313
Bluerock Residential Growth REIT, Inc.	3,336	45,770
CareTrust REIT, Inc.	12,171	186,460
CatchMark Timber Trust, Inc. "A",	7,447	83,853
CBL & Associates Properties, Inc.	32,803	377,234
Cedar Realty Trust, Inc.	15,560	101,607
Chatham Lodging Trust	7,404	152,152
Chesapeake Lodging Trust	11,548	298,631
City Office REIT, Inc.	4,283	56,407
Colony Starwood Homes	12,600	363,006
Community Healthcare Trust, Inc.	2,390	55,042
CorEnergy Infrastructure Trust, Inc.	2,209	77,050
CoreSite Realty Corp.	6,395	507,571
Cousins Properties, Inc.	64,525	549,108
DiamondRock Hospitality Co.	38,984	449,486
DuPont Fabros Technology, Inc.	14,281	627,364
Easterly Government Properties, Inc.	6,062	121,361
EastGroup Properties, Inc.	6,097	450,202
Education Realty Trust, Inc.	14,218	601,421
Farmland Partners, Inc.	3,070	34,261
FelCor Lodging Trust, Inc.	26,550	212,665
First Industrial Realty Trust, Inc.	22,485	630,704
First Potomac Realty Trust	11,435	125,442
Four Corners Property Trust, Inc.	11,830	242,752
Franklin Street Properties Corp.	20,390	264,254
Getty Realty Corp.	4,947	126,099
Gladstone Commercial Corp.	4,741	95,294
Global Medical REIT, Inc.	2,950	26,314
Global Net Lease, Inc. (a)	33,358	261,193
Government Properties Income Trust	13,649	260,218
Gramercy Property Trust	80,835	742,065
Healthcare Realty Trust, Inc.	21,791	660,703
Hersha Hospitality Trust	7,850	168,775
Hudson Pacific Properties, Inc.	20,499	712,955
Independence Realty Trust, Inc.	11,844	105,648
InfraREIT, Inc.*	7,551	135,238
Investors Real Estate Trust	23,966	170,878
iStar, Inc.*	12,886	159,400
Kite Realty Group Trust	16,054	376,948
LaSalle Hotel Properties	20,412	621,954
Lexington Realty Trust	44,656	482,285
LTC Properties, Inc.	7,323	344,035
Mack-Cali Realty Corp.	17,334	503,033
MedEquities Realty Trust, Inc.	4,069	45,166
Medical Properties Trust, Inc.	56,340	692,982
Monmouth Real Estate Investment Corp.	13,181	200,878
Monogram Residential Trust, Inc.	32,594	352,667
National Health Investors, Inc.	7,209	534,692
National Storage Affiliates Trust	6,982	154,093
New Senior Investment Group, Inc.	15,213	148,935
New York REIT, Inc.	32,039	324,235
NexPoint Residential Trust, Inc.	3,367	75,219
	Shares	Value ($)

NorthStar Realty Europe Corp.	10,565	132,802
One Liberty Properties, Inc.	2,600	65,312
Parkway, Inc.*	8,206	182,584
Pebblebrook Hotel Trust	13,881	412,960
Pennsylvania Real Estate Investment Trust	13,272	251,637
Physicians Realty Trust	25,752	488,258
Potlatch Corp.	7,908	329,368
Preferred Apartment Communities, Inc. "A",	5,051	75,310
PS Business Parks, Inc.	3,836	446,971
QTS Realty Trust, Inc. "A",	9,086	451,120
RAIT Financial Trust	18,928	63,598
Ramco-Gershenson Properties Trust	15,220	252,348
Retail Opportunity Investments Corp.	20,765	438,764
Rexford Industrial Realty, Inc.	12,782	296,415
RLJ Lodging Trust	23,273	569,956
Ryman Hospitality Properties, Inc.	8,284	521,975
Sabra Health Care REIT, Inc.	12,582	307,252
Saul Centers, Inc.	1,807	120,364
Select Income REIT	12,369	311,699
Seritage Growth Properties "A", (a)	4,901	209,322
Silver Bay Realty Trust Corp.	6,577	112,730
STAG Industrial, Inc.	14,379	343,227
Summit Hotel Properties, Inc.	16,840	269,945
Sunstone Hotel Investors, Inc.	41,618	634,674
Terreno Realty Corp.	8,795	250,570
The Geo Group, Inc.	14,433	518,578
Tier REIT, Inc.	9,021	156,875
UMH Properties, Inc.	5,016	75,491
Universal Health Realty Income Trust	2,465	161,679
Urban Edge Properties	17,376	478,014
Urstadt Biddle Properties "A",	5,850	141,044
Washington Prime Group, Inc.	36,107	375,874
Washington Real Estate Investment Trust	14,189	463,838
Whitestone REIT	5,488	78,917
Xenia Hotels & Resorts, Inc.	20,012	388,633
		26,973,704
Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	8,889	398,849
Altisource Portfolio Solutions SA*	2,152	57,222
AV Homes, Inc.*	2,197	34,713
Consolidated-Tomoka Land Co.	799	42,683
Forestar Group, Inc.*	6,521	86,729
FRP Holdings, Inc.*	1,245	46,937
Griffin Land & Nurseries, Inc.	211	6,695
HFF, Inc. "A"	7,017	212,264
Kennedy-Wilson Holdings, Inc.	16,046	328,943
Marcus & Millichap, Inc.*	2,752	73,533
RE/MAX Holdings, Inc. "A"	3,362	188,272
Stratus Properties, Inc.*	1,172	38,383
Tejon Ranch Co.*	2,693	68,483
The RMR Group, Inc. "A",	1,261	49,810
The St. Joe Co.*	9,881	187,739
Trinity Place Holdings, Inc.*	3,657	33,900
		1,855,155
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%
ATN International, Inc.	1,999	160,180
Cincinnati Bell, Inc.*	8,238	184,119
	Shares	Value ($)

Cogent Communications Holdings, Inc.	8,086	334,356
Consolidated Communications Holdings, Inc.	9,708	260,660
FairPoint Communications, Inc.*	4,125	77,137
General Communication, Inc. "A"*	4,983	96,919
Globalstar, Inc.* (a)	70,671	111,660
Hawaiian Telcom Holdco, Inc.*	1,137	28,175
IDT Corp. "B"	3,157	58,531
Inteliquent, Inc.	6,226	142,700
Intelsat SA* (a)	5,077	13,556
Iridium Communications, Inc.* (a)	16,239	155,894
Lumos Networks Corp.*	3,576	55,857
Orbcomm, Inc.*	12,240	101,225
pdvWireless, Inc.* (a)	1,849	41,695
Straight Path Communications, Inc. "B"* (a)	1,867	63,310
Vonage Holdings Corp.*	37,506	256,916
Windstream Holdings, Inc. (a)	18,232	133,641
		2,276,531
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	6,605	80,515
NII Holdings, Inc.*	10,807	23,235
Shenandoah Telecommunications Co.	8,979	245,127
Spok Holdings, Inc.	4,176	86,652
		435,529
Utilities 3.5%
Electric Utilities 1.1%
ALLETE, Inc.	9,633	618,342
El Paso Electric Co.	7,893	367,024
Empire District Electric Co.	8,520	290,447
Genie Energy Ltd. "B"	2,225	12,794
IDACORP, Inc.	9,788	788,423
MGE Energy, Inc.	6,739	440,057
Otter Tail Corp.	7,446	303,797
PNM Resources, Inc.	15,028	515,460
Portland General Electric Co.	17,327	750,779
Spark Energy, Inc. "A" (a)	925	28,028
		4,115,151
Gas Utilities 1.1%
Chesapeake Utilities Corp.	3,034	203,126
Delta Natural Gas Co., Inc.	1,291	37,865
New Jersey Resources Corp.	16,364	580,922
Northwest Natural Gas Co.	5,321	318,196
ONE Gas, Inc.	10,140	648,554
South Jersey Industries, Inc.	15,522	522,936
Southwest Gas Corp.	8,993	689,044
Spire, Inc.	8,647	558,164
WGL Holdings, Inc.	9,676	738,085
		4,296,892
Independent Power & Renewable Electricity Producers 0.5%
Atlantic Power Corp.	21,382	53,455
Atlantica Yield PLC	11,623	224,905
Dynegy, Inc.*	22,705	192,084
NRG Yield, Inc. "A"	6,653	102,190
NRG Yield, Inc. "C"	12,548	198,259
Ormat Technologies, Inc.	7,523	403,383
Pattern Energy Group, Inc.	12,803	243,129
TerraForm Global, Inc. "A"	17,330	68,454
TerraForm Power, Inc. "A" (a)	17,183	220,114
Vivint Solar, Inc.*	3,705	9,448
		1,715,421
	Shares	Value ($)

Multi-Utilities 0.5%
Avista Corp.	12,236	489,317
Black Hills Corp.	10,023	614,811
NorthWestern Corp.	9,433	536,455
Unitil Corp.	2,796	126,771
		1,767,354
Water Utilities 0.3%
American States Water Co.	7,083	322,702
AquaVenture Holdings Ltd.*	1,427	35,004
Artesian Resources Corp. "A"	1,483	47,367
California Water Service Group	9,398	318,592
Connecticut Water Service, Inc.	2,022	112,929
Consolidated Water Co., Ltd.	2,624	28,470
Global Water Resources, Inc. (a)	1,555	14,151
Middlesex Water Co.	3,202	137,494
SJW Group	3,190	178,576
York Water Co.	2,631	100,504
		1,295,789
Total Common Stocks (Cost $272,122,216)		364,030,503

Rights 0.0%
Health Care 0.0%
Dyax Corp.*	26,416	105,664
Omthera Pharmaceutical, Inc.*	1,167	700
Tobira Therapeutics, Inc.*	1,687	23,179
		129,543
Industrials 0.0%
Gerber Scientific, Inc.*	6,939	0

Telecommunication Services 0.0%
Leap Wireless International, Inc.*	10,664	26,020
Total Rights (Cost $79,374)		155,563

Warrant 0.0%
Health Care
Asterias Biotherapeutics, Expiration Date 2/15/2017* (Cost $212)	372	203

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.45%**, 3/2/2017 (b) (Cost $1,516,808)	1,520,000	1,518,815

	Shares	Value ($)

Securities Lending Collateral 4.4%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.41% (c) (d) (Cost $16,397,112)	16,397,112	16,397,112

Cash Equivalents 2.0%
Deutsche Central Cash Management Government Fund, 0.50% (c) (Cost $7,357,972)	7,357,972	7,357,972

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $297,473,694)†	104.6	389,460,168
Other Assets and Liabilities, Net	(4.6)	(17,008,727)
Net Assets	100.0	372,451,441

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $301,623,166. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $87,837,002. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $119,466,237 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $31,629,235.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2016 amounted to $15,369,592, which is 4.1% of net assets.

(b) At December 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At December 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	USD	3/17/2017	141	9,566,145	(124,094)

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$364,030,503	$ —	$ —	$364,030,503
Rights (e)	—	—	155,563	155,563
Warrants	203	—	—	203
Government & Agency Obligation	—	1,518,815	—	1,518,815
Short-Term Investments (e)	23,755,084	—	—	23,755,084
Total	$387,785,790	$1,518,815	$ 155,563	$389,460,168
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (f) Futures Contracts	$ (124,094)	$ —	$ —	$ (124,094)
Total	$ (124,094)	$ —	$ —	$ (124,094)

There have been no transfers between fair value measurement levels during the year ended December 31, 2016.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of December 31, 2016
Assets
Investments: Investments in non-affiliated securities, at value (cost $273,718,610) — including $15,369,592 of securities loaned	$365,705,084
Investment in Government & Agency Securities Portfolio (cost $16,397,112)*	16,397,112
Investment in Deutsche Central Cash Management Government Fund (cost $7,357,972)	7,357,972
Total investments in securities, at value (cost $297,473,694)	389,460,168
Cash	22,152
Receivable for investments sold	1,271
Receivable for Fund shares sold	91,986
Dividends receivable	461,654
Interest receivable	48,700
Other assets	6,546
Total assets	390,092,477
Liabilities
Payable upon return of securities loaned	16,397,112
Payable for Fund shares redeemed	916,597
Payable for variation margin on futures contracts	40,387
Accrued management fee	99,301
Accrued Trustees' fees	3,730
Other accrued expenses and payables	183,909
Total liabilities	17,641,036
Net assets, at value	$372,451,441
Net Assets Consist of
Undistributed net investment income	3,846,198
Net unrealized appreciation (depreciation) on: Investments	91,986,474
Futures	(124,094)
Accumulated net realized gain (loss)	10,964,903
Paid-in capital	265,777,960
Net assets, at value	$372,451,441
Class A Net Asset Value, offering and redemption price per share ($342,556,021 ÷ 20,420,238 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 16.78
Class B Net Asset Value, offering and redemption price per share ($29,895,420 ÷ 1,782,927 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 16.77

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended December 31, 2016
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,228)	$ 4,675,329
Interest	2,309
Income distributions — Deutsche Central Cash Management Government Fund	16,821
Securities lending income, net of borrower rebates	685,310
Other income	43,155
Total income	5,422,924
Expenses: Management fee	1,116,720
Administration fee	319,063
Services to shareholders	4,143
Distribution service fee (Class B)	63,056
Record keeping fee (Class B)	1,514
Custodian fee	35,794
Professional fees	70,732
Reports to shareholders	53,746
Trustees' fees and expenses	15,058
Other	62,550
Total expenses before expense reductions	1,742,376
Expense reductions	(241,403)
Total expenses after expense reductions	1,500,973
Net investment income (loss)	3,921,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	12,655,639
Futures	1,939,308
14,594,947
Change in net unrealized appreciation (depreciation) on: Investments	46,401,154
Futures	(132,662)
46,268,492
Net gain (loss)	60,863,439
Net increase (decrease) in net assets resulting from operations	$ 64,785,390

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
Operations: Net investment income (loss)	$ 3,921,951	$ 3,635,014
Net realized gain (loss)	14,594,947	24,218,386
Change in net unrealized appreciation (depreciation)	46,268,492	(42,249,963)
Net increase (decrease) in net assets resulting from operations	64,785,390	(14,396,563)
Distributions to shareholders from: Net investment income: Class A	(3,184,888)	(3,110,512)
Class B	(208,194)	(207,762)
Net realized gains: Class A	(22,112,655)	(22,369,227)
Class B	(1,895,800)	(2,011,536)
Total distributions	(27,401,537)	(27,699,037)
Fund share transactions: Class A Proceeds from shares sold	47,794,033	49,290,279
Reinvestment of distributions	25,297,543	25,479,739
Payments for shares redeemed	(49,254,329)	(64,729,233)
Net increase (decrease) in net assets from Class A share transactions	23,837,247	10,040,785
Class B Proceeds from shares sold	3,224,964	2,682,315
Reinvestment of distributions	2,103,994	2,219,298
Payments for shares redeemed	(2,951,322)	(4,121,214)
Net increase (decrease) in net assets from Class B share transactions	2,377,636	780,399
Increase (decrease) in net assets	63,598,736	(31,274,416)
Net assets at beginning of period	308,852,705	340,127,121
Net assets at end of period (including undistributed net investment income of $3,846,198 and $3,466,758, respectively)	$372,451,441	$308,852,705
Other Information
Class A Shares outstanding at beginning of period	18,731,185	18,056,351
Shares sold	3,193,947	3,091,413
Shares issued to shareholders in reinvestment of distributions	1,794,152	1,534,924
Shares redeemed	(3,299,046)	(3,951,503)
Net increase (decrease) in Class A shares	1,689,053	674,834
Shares outstanding at end of period	20,420,238	18,731,185
Class B Shares outstanding at beginning of period	1,622,428	1,575,586
Shares sold	208,959	161,371
Shares issued to shareholders in reinvestment of distributions	149,008	133,532
Shares redeemed	(197,468)	(248,061)
Net increase (decrease) in Class B shares	160,499	46,842
Shares outstanding at end of period	1,782,927	1,622,428

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Years Ended December 31,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 15.18	$ 17.33	$ 17.69	$ 13.56	$ 11.77
Income (loss) from investment operations: Net investment income (loss)[a]	.18	.19	.17	.18	.23
Net realized and unrealized gain (loss)	2.76	(.87)	.59	4.84	1.67
Total from investment operations	2.94	(.68)	.76	5.02	1.90
Less distributions from: Net investment income	(.17)	(.18)	(.17)	(.26)	(.11)
Net realized gains	(1.17)	(1.29)	(.95)	(.63)	(.00)*
Total distributions	(1.34)	(1.47)	(1.12)	(.89)	(.11)
Net asset value, end of period	$ 16.78	$ 15.18	$ 17.33	$ 17.69	$ 13.56
Total Return (%)[b]	21.03	(4.60)	4.74	38.64	16.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	343	284	313	310	280
Ratio of expenses before expense reductions (%)	.53	.54	.53	.54	.55
Ratio of expenses after expense reductions (%)	.45	.45	.47	.46	.49
Ratio of net investment income (loss) (%)	1.25	1.14	1.04	1.14	1.81
Portfolio turnover rate (%)	18	21	21	13[c]	20

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Amount is less than $.005.

Class B	Years Ended December 31,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 15.17	$ 17.31	$ 17.68	$ 13.55	$ 11.77
Income (loss) from investment operations: Net investment income (loss)[a]	.15	.14	.13	.12	.20
Net realized and unrealized gain (loss)	2.75	(.86)	.57	4.86	1.66
Total from investment operations	2.90	(.72)	.70	4.98	1.86
Less distributions from: Net investment income	(.13)	(.13)	(.12)	(.22)	(.08)
Net realized gains	(1.17)	(1.29)	(.95)	(.63)	(.00)*
Total distributions	(1.30)	(1.42)	(1.07)	(.85)	(.08)
Net asset value, end of period	$ 16.77	$ 15.17	$ 17.31	$ 17.68	$ 13.55
Total Return (%)[b]	20.71	(4.85)	4.47	38.31	15.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	25	27	26	41
Ratio of expenses before expense reductions (%)	.78	.79	.79	.79	.80
Ratio of expenses after expense reductions (%)	.71	.71	.72	.70	.74
Ratio of net investment income (loss) (%)	.99	.88	.80	.82	1.54
Portfolio turnover rate (%)	18	21	21	13[c]	20

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Amount is less than $.005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Small Cap Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Prior to October 24, 2016, Deutsche Bank AG was the lending agent for the Fund. Effective October 24, 2016, Brown Brothers Harriman & Co. serves as securities lending agent for the Fund, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended December 31, 2016, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of December 31, 2016, the Fund invested the cash collateral in Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of December 31, 2016) on the cash collateral invested in Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2016, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income	$ 3,878,619
Undistributed long-term capital gains	$ 14,117,163
Unrealized appreciation (depreciation) on investments	$ 87,837,002

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2016	2015
Distributions from ordinary income*	$ 4,549,151	$ 4,476,294
Distributions from long-term capital gains	$ 22,852,386	$ 23,222,743

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2016, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2016 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2016, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,868,000 to $12,760,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$ (124,094)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 1,939,308
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (132,662)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $61,053,405 and $58,131,470, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

For the period from January 1, 2016 through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.45%
Class B	.71%

For the year ended December 31, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 222,399
Class B	19,004
$ 241,403

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2016, the Administration Fee was $319,063, of which $31,605 is unpaid.

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2016, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2016
Class B	$ 63,056	$ 6,236

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2016
Class A	$ 1,001	$ 253
Class B	324	81
	$ 1,325	$ 334

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $18,276, of which $7,879 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Prior to October 24, 2016, Deutsche Bank AG was the lending agent for the Fund. Effective October 24, 2016, Brown Brothers Harriman & Co. serves as securities lending agent for the Fund. For the year ended December 31, 2016, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $51,479.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2016.

F. Ownership of the Fund

At December 31, 2016, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 40%, 15% and 14%, respectively. At December 31, 2016, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 45% and 18%, respectively.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche Investments VIT Funds and the Shareholders of Deutsche Small Cap Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Deutsche Small Cap Index VIP (the "Fund") at December 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where such confirmations had not been received, provide a reasonable basis for our opinion.

Boston, Massachusetts February 14, 2017	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2016 to December 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2016
Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/16	$1,000.00	$1,000.00
Ending Account Value 12/31/16	$1,185.90	$1,183.50
Expenses Paid per $1,000*	$ 2.47	$ 3.90
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/16	$1,000.00	$1,000.00
Ending Account Value 12/31/16	$1,022.87	$1,021.57
Expenses Paid per $1,000*	$ 2.29	$ 3.61

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
Deutsche Small Cap Index VIP	.45%	.71%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Tax Information (Unaudited)

The Fund paid distributions of $1.11 per share from net long-term capital gains during its year ended December 31, 2016.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $15,599,000 as capital gain dividends for its year ended December 31, 2016.

For corporate shareholders, 48% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund's fiscal year ended December 31, 2016 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement and Sub-Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Small Cap Index VIP’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2016.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017,[2] and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	98	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017,[2] Board Member since 2001, and Chairperson (2013–December 31, 2016)	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	98	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[3] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	98	Portland General Electric[3] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[3] (medical technology company); Belo Corporation[3] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	98	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	98	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	98	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	98	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004, and Vice Chairperson (2013–December 31, 2016)	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	98	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[3] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	98	Director, Becton Dickinson and Company[3] (medical technology company) (2012– present); Director, BioTelemetry Inc.[3] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	98	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	98	—

Officers[5]
Name, Year of Birth, Position with the Fund and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[9] (1972) President and Chief Executive Officer, 2013–present	Managing Director[4] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and Vice President, Deutsche AM Distributors, Inc. (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[4] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan[7] (1974) Vice President, since 2016 Assistant Secretary, 2013–present	Director,[4] Deutsche Asset Management
Paul H. Schubert[7] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[4] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[4] Deutsche Asset Management; Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[8] (1970) Chief Compliance Officer, since 2016	Director,[4] Deutsche Asset Management
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[4] Deutsche Asset Management; AML Compliance Officer, Deutsche AM Distributors, Inc.; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[4] Deutsche Asset Management
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[4] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 Effective as of January 1, 2017.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Executive title, not a board directorship.

5 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

6 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

7 Address: 60 Wall Street, New York, NY 10005.

8 Address: One Beacon Street, Boston, MA 02108.

9 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

vit-scif-2 (R-025818-6  2/17)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

deutsche small cap index vip
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2016	$52,226	$0	$0	$0
2015	$50,726	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2016	$0	$52,339	$0
2015	$0	$30,661	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2016	$0	$52,339	$0	$52,339
2015	$0	$30,661	$0	$30,661

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2015 and 2016 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

In a letter provided to the Audit Committee pursuant to PCAOB Rule 3526 and dated July 19, 2016, PwC informed the Audit Committee that PwC had identified circumstances where PwC maintains lending relationships with owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. PwC informed the Audit Committee that these lending relationships are inconsistent with the SEC Staff’s interpretation of Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). PwC’s lending relationships effect PwC’s independence under the SEC Staff’s interpretation of the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

In its July 19, 2016 letter, PwC affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In its letter, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Fund’s registered public accounting firm. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PwC’s belief that the lenders are not able to impact the impartiality of PwC or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser; and the lenders receive no direct benefit from their ownership of the investment companies in the Deutsche Funds Complex in separate accounts maintained on behalf of their insurance contract holders. In addition, the individuals at PwC who arranged PwC’s lending relationships have no oversight of, or ability to influence, the individuals at PwC who conducted the audits of the Fund’s financial statements.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that effected PwC’s independence under the Loan Rule with respect to the Fund. PwC confirmed to the Audit Committee that it meets the conditions of the no-action letter. In the no-action letter, the SEC Staff stated that the relief under the letter is temporary and will expire 18 months after the issuance of the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	2/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	2/14/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	2/14/2017